March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Credit Allocation Income Trust (BTZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3- mo. CME Term SOFR + 1.33%), 5.63%, 04/15/35(a)(b)	USD	2,500	$ 2,486,137
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.90%, 04/15/37(a)(b)		2,000	2,002,492
AB BSL CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.57%, 04/20/38(a)(b)		1,500	1,495,508
AGL CLO Ltd.(a)(b)
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.15%, 07/20/34		890	886,849
Series 2024-34A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.74%, 01/22/38		1,000	1,000,148
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.54%, 04/20/34(a)(b)		3,000	2,994,553
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 7.25%, 04/20/31(a)(b)		1,000	998,368
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 6.52%, 07/16/31(a)(b)		1,000	1,000,204
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.71%, 10/24/34(a)(b)		2,000	1,995,530
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.68%, 10/22/34(a)(b)		3,000	3,004,518
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. CME Term SOFR + 2.96%), 7.26%, 04/15/30(a)(b)		1,500	1,499,850
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.35%, 07/20/30(a)(b)		500	500,003
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.74%, 10/24/31(a)(b)		196	195,636
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 02/20/36		1,000	998,123
Series 2022-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.62%, 04/20/35		2,000	1,992,702
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		1,000	1,001,000
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 5.73%, 10/15/34(a)(b)		1,300	1,298,192
Birch Grove CLO Ltd.(a)(b)
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.91%, 01/19/38		1,000	988,056
Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.17%), 0.00%, 04/22/38(c)		1,250	1,236,875
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.90%, 04/15/37(a)(b)		1,500	1,505,445
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.36%, 07/18/34(a)(b)		1,000	997,000
Canyon CLO Ltd.(a)(b)
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.26%, 07/15/34		1,800	1,795,743
Series 2021-4, Class A, (3-mo. CME Term SOFR + 1.43%), 5.73%, 10/15/34		1,500	1,498,858
Carlyle CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 6.40%, 04/30/31(a)(b)		1,000	1,000,411
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 7.46%, 07/16/31(a)(b)		500	499,857
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 6.50%, 10/18/30	USD	1,000	$ 1,000,771
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 10/24/37		1,000	1,000,503
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.62%, 04/20/34		1,000	999,500
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.06%, 04/17/34		900	899,490
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 6.31%, 01/15/35		1,000	1,000,570
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.72%, 10/20/34		1,200	1,202,852
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.68%, 10/20/34		1,000	1,001,534
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.72%, 07/25/37		1,500	1,501,583
Clover CLO LLC(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.82%, 04/20/37		3,500	3,506,951
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.30%, 07/20/34		1,000	1,000,943
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.69%, 10/15/37		2,800	2,804,122
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.62%, 01/15/38		1,000	998,011
Dryden CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 05/20/34(a)(b)		3,500	3,503,543
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3- mo. CME Term SOFR + 1.34%), 5.63%, 04/22/35(a)(b)		1,200	1,199,400
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.69%, 04/18/37(a)(b)		1,000	1,003,655
Elmwood CLO 37 Ltd.(a)(b)
Series 2024-13A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.99%, 01/17/38		1,000	997,244
Series 2024-13A, Class D1, (3-mo. CME Term SOFR + 2.60%), 6.89%, 01/17/38		1,000	998,377
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/20/37(a)(b)		2,000	2,002,017
Elmwood CLO Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		1,000	996,385
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.91%, 10/17/37(a)(b)		2,000	2,001,010
Elmwood CLO XI Ltd., Series 2021-4A, Class BR, (3- mo. CME Term SOFR + 1.55%), 5.87%, 01/20/38(a)(b)		1,250	1,244,354
Elmwood CLO XII Ltd., Series 2021-5A, Class BR, (3- mo. CME Term SOFR + 1.70%), 6.00%, 10/15/37(a)(b)		2,000	1,993,155
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3- mo. CME Term SOFR + 2.86%), 7.15%, 04/20/31(a)(b)		1,000	999,220
Generate CLO Ltd., Series 2024-17A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/22/37(a)(b)		1,000	1,001,763
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.74%, 01/25/35(a)(b)		1,000	1,000,936

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 76 B Ltd., Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.11%, 10/25/37(a)(b)	USD	1,500	$ 1,500,974
Golub Capital Partners CLO Ltd., Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.87%, 01/20/34(a)(b)		1,000	1,001,996
HalseyPoint CLO Ltd.(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.77%, 04/20/34		2,000	1,997,530
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 5.76%, 01/30/35		1,000	1,000,158
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.26%, 01/17/30(a)(b)		1,000	1,000,757
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.69%, 04/19/34(a)(b)		2,520	2,523,575
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.79%, 04/18/37(a)(b)		1,000	1,002,002
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.70%, 04/19/33(a)(b)		932	931,285
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/17/34(a)(b)		1,070	1,070,985
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, (3-mo. CME Term SOFR + 3.20%), 7.52%, 08/15/37(a)(b)		1,500	1,486,875
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.05%, 12/18/30(a)(b)		1,000	999,952
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.55%, 10/20/30(a)(b)		1,000	999,512
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.80%, 01/20/37		1,450	1,439,997
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.59%, 04/14/35		1,000	998,901
New Mountain CLO Ltd., Series 2024-5A, Class A, (3- mo. CME Term SOFR + 1.57%), 5.86%, 04/20/36(a)(b)		2,500	2,497,805
OCP CLO Ltd.(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/26/38		1,000	999,881
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.65%, 04/26/36		1,500	1,497,484
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.41%, 07/15/30(a)(b)		500	499,684
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.95%, 01/20/30(a)(b)		1,000	999,825
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/25/31		1,000	999,312
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 6.26%, 01/25/31		1,000	1,000,018
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 6.45%, 01/22/30(a)(b)	USD	900	$ 904,428
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/20/38		1,750	1,751,492
Series 2020-5AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/18/37		1,000	1,001,093
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.59%, 02/24/37		1,250	1,249,710
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.68%, 01/18/36		1,500	1,502,660
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 7.79%, 04/23/37(a)(b)		600	601,525
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/18/37(a)(b)		750	750,801
Palmer Square CLO Ltd.(a)(b)
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 7.63%, 11/14/34		1,000	1,003,500
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.97%, 11/15/36		1,500	1,502,729
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34		2,500	2,498,118
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.89%, 04/20/37(a)(b)		2,000	2,002,493
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 5.71%, 04/20/34(a)(b)		2,000	2,001,950
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 7.62%, 06/20/34(a)(b)		500	499,420
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/37(a)(b)		1,500	1,501,679
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		1,000	992,714
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.83%, 04/26/37(a)(b)		2,000	2,004,831
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/25/37(a)(b)		1,500	1,503,001
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.74%, 10/20/30		631	630,656
Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.20%, 10/20/30		1,000	999,468
RR Ltd.(a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 7.90%, 07/15/39		650	648,840
Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.70%, 07/15/39		1,000	1,000,839
Series 2024-29RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.00%, 07/15/39		2,000	1,996,191
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.68%, 10/20/37(a)(b)		6,000	6,010,587
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XIV Ltd., Series 2019-14A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.82%, 01/20/38(a)(b)	USD	1,750	$ 1,736,058
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.71%, 10/20/34(a)(b)		1,325	1,324,980
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3- mo. CME Term SOFR + 2.86%), 7.16%, 01/15/30(a)(b)		1,500	1,488,698
Symphony CLO XXIV Ltd., Series 2020-24AR, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.49%, 01/23/32(a)(b)		825	823,541
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/23/34(a)(b)		1,900	1,900,067
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3- mo. CME Term SOFR + 1.10%), 5.40%, 01/17/32(a)(b)		185	185,394
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.72%, 01/16/31(a)(b)		636	635,560
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.68%, 01/15/34(a)(b)		2,000	1,996,942
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/34(a)(b)		1,000	997,866
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.72%, 07/21/34(a)(b)		2,000	2,001,327
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 6.20%, 10/25/37(a)(b)		1,000	1,000,686
Trimaran CAVU Ltd., Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 6.31%, 10/25/34(a)(b)		1,500	1,495,381
Warwick Capital CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.69%, 07/20/37(a)(b)		1,000	1,001,547
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.62%, 07/24/36(a)(b)		1,000	999,500
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.68%, 10/24/37(a)(b)		1,500	1,500,758
Whitebox CLO IV Ltd.(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.44%, 04/20/36		2,000	2,001,595
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 6.89%, 04/20/36		1,000	1,005,467
Total Asset-Backed Securities — 14.7% (Cost: $152,781,914)			153,832,547

	Shares
Common Stocks
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,901)(d)(e)	715	54,299
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(d)(f)	2,307	153,429
Security	Shares	Value
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	99 (g)	$ 197
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $72,548)(d)(e)	2,336	24,722
IT Services — 0.0%
Travelport Finance Luxembourg SARL(d)(f)	25	70,145
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(f)	934	9,346
Total Common Stocks — 0.0% (Cost: $343,617)		312,138

		Par (000)
Corporate Bonds
Advertising Agencies — 1.2%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	2,287	2,210,337
7.75%, 04/15/28		1,309	1,125,139
9.00%, 09/15/28(h)		3,573	3,669,700
7.50%, 06/01/29		608	502,121
7.88%, 04/01/30(h)		954	935,344
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(h)		2,215	2,058,614
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		613	531,870
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		119	116,959
4.25%, 01/15/29(h)		373	345,910
4.63%, 03/15/30		176	160,908
7.38%, 02/15/31		412	429,105
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	199,032
			12,285,039
Aerospace & Defense — 4.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		385	391,221
Boeing Co.
5.15%, 05/01/30(h)		6,775	6,817,018
6.86%, 05/01/54(h)		5,320	5,778,561
7.01%, 05/01/64		2,285	2,476,006
Bombardier, Inc.(b)
7.88%, 04/15/27		226	226,856
7.50%, 02/01/29(h)		138	141,544
8.75%, 11/15/30		647	682,132
7.25%, 07/01/31		189	189,643
7.00%, 06/01/32(h)		362	360,434
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		1,270	1,238,364
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(h)		1,000	997,600
General Dynamics Corp., 4.25%, 04/01/50(h)		1,260	1,045,600
Goat Holdco LLC, 6.75%, 02/01/32(b)		452	442,391
Moog, Inc., 4.25%, 12/15/27(b)		320	308,280
Northrop Grumman Corp.(h)
4.03%, 10/15/47		2,400	1,916,702
5.25%, 05/01/50		3,050	2,884,133
RTX Corp.
4.63%, 11/16/48		2,805	2,410,784

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
3.13%, 07/01/50(h)	USD	3,545	$ 2,340,370
6.40%, 03/15/54(h)		1,100	1,204,074
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		712	759,545
9.75%, 11/15/30		717	791,456
TransDigm, Inc.(b)
6.75%, 08/15/28		1,812	1,838,463
6.38%, 03/01/29(h)		3,229	3,261,920
7.13%, 12/01/31		1,390	1,430,085
6.63%, 03/01/32		3,084	3,123,304
6.00%, 01/15/33		1,612	1,586,429
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,185	1,245,769
			45,888,684
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		311	307,892
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		152	154,932
			462,824
Automobile Components — 1.0%
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(i)	EUR	246	265,545
8.50%, 05/15/27(b)(h)	USD	7,045	7,046,651
6.75%, 05/15/28(b)		1,071	1,086,087
6.75%, 02/15/30(b)		321	324,059
Dana, Inc.
4.25%, 09/01/30		117	107,981
4.50%, 02/15/32		178	162,090
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		109	107,737
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(h)		207	192,010
5.25%, 04/30/31		18	16,237
5.63%, 04/30/33		53	47,341
SK On Co. Ltd., 5.38%, 05/11/26(i)		200	201,534
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(i)		275	277,417
Tenneco, Inc., 8.00%, 11/17/28(b)		643	613,258
			10,447,947
Automobiles — 1.7%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	212,773
5.00%, 02/15/32(b)		100	90,688
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		218	197,111
Carvana Co.(b)(j)
(9.00% PIK), 9.00%, 06/01/30		1,066	1,128,931
(9.00% PIK), 9.00%, 06/01/31		1,632	1,813,151
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	272,107
Ford Motor Co.
3.25%, 02/12/32		171	140,929
6.10%, 08/19/32(h)		3,129	3,067,999
General Motors Co.(h)
6.25%, 10/02/43		940	904,400
5.95%, 04/01/49		3,455	3,165,159
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29(b)		200	195,440
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		90	90,193
Hyundai Capital America(i)
5.50%, 03/30/26		200	201,685
2.38%, 10/15/27		200	188,637
(1-day SOFR + 1.32%), 5.68%, 11/03/25(a)		200	200,943
Hyundai Capital Services, Inc., 5.13%, 02/05/29(i)		225	226,816
Security		Par (000)	Value
Automobiles (continued)
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(i)	USD	500	$ 481,533
LCM Investments Holdings II LLC(b)(h)
4.88%, 05/01/29		535	502,042
8.25%, 08/01/31		453	470,162
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)(h)		3,265	3,314,094
6.95%, 09/15/26(i)		75	76,128
7.05%, 09/15/28(i)		150	155,933
Nissan Motor Co. Ltd., 4.81%, 09/17/30(i)		200	189,968
TML Holdings Pte. Ltd., 4.35%, 06/09/26(i)		200	196,926
			17,483,748
Banks — 10.6%
ABQ Finance Ltd., 4.95%, 03/25/30(i)		250	248,985
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(i)		212	207,336
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26(i)		200	194,828
Australia & New Zealand Banking Group Ltd.(a)
(1-day SOFR + 0.68%), 5.04%, 07/16/27(i)		200	200,875
(5-year CMT + 1.70%), 2.57%, 11/25/35(b)(h)		5,445	4,705,710
Bangkok Bank PCL/Hong Kong(i)
4.45%, 09/19/28		200	197,726
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)		200	184,694
(5-year CMT + 4.73%), 5.00%(a)(k)		922	915,546
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(i)		200	201,100
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(i)		200	195,200
Bank of America Corp.(a)(h)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	9,064,254
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,211,498
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(i)		200	193,392
Bank of East Asia Ltd.(a)(i)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	253,240
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	733,294
BPCE SA, (1-day SOFR + 2.61%), 6.92%, 01/14/46(a)(b)		3,095	3,216,989
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33(a)(i)		250	259,377
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30(a)(i)		200	198,938
Citigroup, Inc.(h)
6.68%, 09/13/43		4,125	4,462,310
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,808,423
Deutsche Bank AG(a)
(1-day SOFR + 1.87%), 2.13%, 11/24/26(h)		3,260	3,201,448
(1-day SOFR + 2.51%), 6.82%, 11/20/29		3,975	4,215,177
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(i)		200	202,687
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(h)		1,830	1,796,042
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.95%, 06/01/25(i)		200	199,448
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		9,840	9,867,467
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(h)		11,000	11,303,260
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(i)		468	453,029
KeyCorp., (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		1,995	2,107,559
KODIT Global Co. Ltd., Series 2023-1, 4.95%, 05/25/26(i)		200	200,700
Kookmin Bank, 5.25%, 05/08/29(i)		200	205,160
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(h)		5,110	5,475,410
Metropolitan Bank & Trust Co.(i)
5.38%, 03/06/29		320	324,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Metropolitan Bank & Trust Co.(i) (continued)
5.50%, 03/06/34	USD	275	$ 278,094
Nanyang Commercial Bank Ltd., (5-year CMT + 2.10%), 6.00%, 08/06/34(a)(i)		250	255,157
NongHyup Bank, 4.00%, 01/06/26(i)		200	199,020
Philippine National Bank, 4.85%, 10/23/29(i)		200	197,820
QNB Finance Ltd., 2.63%, 05/12/25(i)		200	199,400
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(i)		200	194,892
Standard Chartered PLC, (1-year CMT + 2.10%), 6.10%, 01/11/35(a)(i)		200	207,400
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(h)		2,925	3,024,518
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)(h)		8,570	8,613,321
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(h)		9,310	9,464,986
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)(h)		2,585	2,584,091
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)		6,135	6,028,103
United Overseas Bank Ltd., 1.25%, 04/14/26(i)		200	193,782
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		192	191,520
Wells Fargo & Co.(h)
5.61%, 01/15/44		4,119	3,943,071
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	3,992,940
Westpac Banking Corp., (1-day SOFR + 0.81%), 5.17%, 04/16/29(a)		200	201,442
			110,974,659
Beverages(h) — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		5,712	5,266,950
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	5,006,332
			10,273,282
Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(h)		6,000	5,679,663
Building Materials — 1.3%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		274	271,893
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.38%, 12/15/30	EUR	240	267,038
6.63%, 12/15/30	USD	4,324	4,325,916
6.75%, 07/15/31		321	323,087
JELD-WEN, Inc., 7.00%, 09/01/32(b)		645	572,218
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28(h)		163	157,546
9.75%, 07/15/28		93	93,490
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		1,770	1,781,240
6.75%, 03/01/33		517	514,648
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		1,055	1,023,627
8.88%, 11/15/31		1,013	1,049,505
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		861	860,744
Standard Industries, Inc.
2.25%, 11/21/26(i)	EUR	156	163,833
5.00%, 02/15/27(b)	USD	412	405,551
4.38%, 07/15/30(b)		1,443	1,331,541
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (continued)
3.38%, 01/15/31(b)	USD	393	$ 341,700
Wilsonart LLC, 11.00%, 08/15/32(b)		426	390,874
			13,874,451
Building Products(b) — 0.3%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		265	278,767
GYP Holdings III Corp., 4.63%, 05/01/29		350	327,437
White Cap Buyer LLC, 6.88%, 10/15/28		2,474	2,374,428
			2,980,632
Capital Markets — 0.7%
Apollo Debt Solutions BDC, 6.90%, 04/13/29		2,633	2,731,939
CFAMC II Co. Ltd., 4.63%, 06/03/26(i)		200	198,700
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34(i)		200	208,500
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(h)		447	421,683
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		336	331,355
Gaci First Investment Co., 5.25%, 10/13/32(i)		200	200,430
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		292	302,287
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		2,783	2,645,829
9.75%, 01/15/29		340	337,966
4.38%, 02/01/29(h)		280	233,280
10.00%, 11/15/29(b)		318	315,773
			7,927,742
Chemicals — 2.7%
Avient Corp., 6.25%, 11/01/31(b)		204	202,080
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		534	550,732
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		940	859,666
Celanese U.S. Holdings LLC
6.50%, 04/15/30		179	177,708
6.75%, 04/15/33		241	233,949
Chemours Co.
5.38%, 05/15/27		464	452,638
5.75%, 11/15/28(b)		456	420,587
4.63%, 11/15/29(b)(h)		270	230,460
8.00%, 01/15/33(b)		272	254,342
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(i)		300	296,259
DuPont de Nemours, Inc., 5.42%, 11/15/48(h)		7,500	7,559,531
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,861,365
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(i)		200	173,900
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	179,914
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(h)		243	241,533
Ingevity Corp., 3.88%, 11/01/28(b)		100	93,337
Kraton Corp., 5.00%, 07/15/27(i)		200	201,834
LG Chem Ltd., 2.38%, 07/07/31(i)		200	170,098
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,334,781
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		126	108,597
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		287	279,548
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		1,149	1,192,909
6.25%, 10/01/29		200	175,486
7.25%, 06/15/31		1,170	1,148,589
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		1,061	995,133
WR Grace Holdings LLC(b)
4.88%, 06/15/27		224	216,341

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC(b) (continued)
5.63%, 08/15/29(h)	USD	2,729	$ 2,348,596
7.38%, 03/01/31		373	372,679
			28,332,592
Commercial Services & Supplies — 3.0%
ADT Security Corp.(b)
4.13%, 08/01/29		91	85,437
4.88%, 07/15/32		518	483,545
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45(a)(b)		5,000	4,998,009
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		2,803	2,838,738
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(h)		800	735,185
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28		1,460	1,377,916
4.63%, 06/01/28(h)		1,128	1,068,393
Belron UK Finance PLC, 5.75%, 10/15/29(b)		1,030	1,022,790
Brink’s Co.(b)
6.50%, 06/15/29		225	228,085
6.75%, 06/15/32		340	344,727
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(i)(k)		200	198,764
Deluxe Corp., 8.13%, 09/15/29(b)		164	164,957
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		180	181,247
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		1,350	1,323,160
7.88%, 12/01/30		909	949,324
7.00%, 05/01/31		1,515	1,539,274
7.00%, 06/15/32(h)		799	810,230
5.88%, 04/15/33		585	558,885
Garda World Security Corp.(b)
4.63%, 02/15/27		240	233,604
7.75%, 02/15/28		860	881,367
6.00%, 06/01/29		148	138,764
8.25%, 08/01/32		579	565,069
8.38%, 11/15/32		1,245	1,224,096
Herc Holdings, Inc., 6.63%, 06/15/29(b)(h)		291	291,935
Hertz Corp., 12.63%, 07/15/29(b)		191	172,469
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		310	293,401
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		12	11,982
6.25%, 01/15/28(h)		879	879,690
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		234	227,229
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		788	780,515
Service Corp. International
5.13%, 06/01/29		468	455,780
3.38%, 08/15/30		1,331	1,186,165
4.00%, 05/15/31		364	329,682
5.75%, 10/15/32		1,280	1,257,902
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(i)		200	198,136
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		682	598,762
United Rentals North America, Inc., 6.13%, 03/15/34(b)		255	255,160
Veritiv Operating Co., 10.50%, 11/30/30(b)		216	228,706
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		889	909,756
Williams Scotsman, Inc.(b)
4.63%, 08/15/28		269	260,708
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.(b) (continued)
6.63%, 06/15/29	USD	35	$ 35,410
6.63%, 04/15/30		409	413,372
7.38%, 10/01/31		485	499,461
			31,237,787
Construction & Engineering — 0.3%
Arcosa, Inc., 6.88%, 08/15/32(b)		76	77,050
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		2,209	2,107,390
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	24,307
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(i)		200	201,250
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	476,080
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(i)		200	172,992
			3,059,069
Consumer Finance — 1.5%
Block, Inc.
2.75%, 06/01/26		694	673,116
3.50%, 06/01/31		189	166,170
6.50%, 05/15/32(b)(h)		2,991	3,021,152
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		1,170	1,217,895
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		109	106,583
Global Payments, Inc., 5.95%, 08/15/52(h)		4,547	4,399,572
Hyundai Card Co. Ltd., 5.75%, 04/24/29(i)		345	352,966
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(i)		200	199,666
Muthoot Finance Ltd., 7.13%, 02/14/28(i)		475	480,035
Navient Corp., 9.38%, 07/25/30		312	332,371
OneMain Finance Corp.
6.63%, 01/15/28		170	171,261
6.63%, 05/15/29		429	429,802
5.38%, 11/15/29		1,027	977,036
7.88%, 03/15/30		388	402,151
4.00%, 09/15/30		109	96,024
7.50%, 05/15/31		115	117,023
7.13%, 11/15/31		139	139,826
6.75%, 03/15/32		391	383,759
Rfna LP, 7.88%, 02/15/30(b)		200	197,560
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)		1,100	1,108,735
Shinhan Card Co. Ltd., 1.38%, 10/19/25(i)		200	196,318
SLM Corp.
3.13%, 11/02/26		347	335,220
6.50%, 01/31/30		81	83,114
WEX, Inc., 6.50%, 03/15/33(b)		422	417,373
			16,004,728
Consumer Staples Distribution & Retail — 0.7%
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(i)		200	174,508
CK Hutchison International 23 Ltd.(i)
4.75%, 04/21/28		400	400,556
4.88%, 04/21/33		400	387,880
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(i)		200	202,168
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29		201	205,240
4.80%, 11/18/44		155	140,331
Walmart, Inc., 5.25%, 09/01/35(h)		5,150	5,386,424
			6,897,107
Containers & Packaging — 1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		509	501,918
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) (continued)
3.25%, 09/01/28	USD	200	$ 179,253
4.00%, 09/01/29(h)		2,600	2,213,965
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(i)	EUR	304	303,651
4.13%, 08/15/26(b)	USD	700	642,922
Ball Corp., 3.13%, 09/15/31(h)		234	202,826
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		287	288,585
6.88%, 01/15/30		666	671,052
8.75%, 04/15/30(h)		620	628,770
6.75%, 04/15/32		974	980,738
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	219,630
LABL, Inc.(b)
5.88%, 11/01/28		373	293,536
9.50%, 11/01/28		710	600,291
8.63%, 10/01/31		459	341,955
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		5,124	5,021,520
9.25%, 04/15/27		102	96,216
OI European Group BV, 6.25%, 05/15/28(b)	EUR	175	194,195
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	59	58,677
Sealed Air Corp.(b)
4.00%, 12/01/27		205	197,326
5.00%, 04/15/29		86	83,525
6.50%, 07/15/32		268	271,257
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		121	121,174
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		1,200	1,181,417
			15,294,399
Diversified REITs — 2.4%
American Tower Corp., 3.60%, 01/15/28(h)		4,000	3,894,891
Crown Castle, Inc.(h)
3.65%, 09/01/27		8,000	7,793,765
4.15%, 07/01/50		820	624,592
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	185,415
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	627,529
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		534	493,045
Iron Mountain, Inc.(b)
4.88%, 09/15/27(h)		606	593,672
7.00%, 02/15/29		798	816,134
5.25%, 07/15/30		32	30,683
5.63%, 07/15/32		493	471,308
6.25%, 01/15/33		633	626,899
SBA Communications Corp., 3.13%, 02/01/29(h)		3,003	2,740,711
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		3,226	3,426,954
VICI Properties LP, 5.13%, 05/15/32		3,155	3,087,905
			25,413,503
Diversified Telecommunication Services — 8.2%
Altice Financing SA(b)
5.00%, 01/15/28		200	150,065
5.75%, 08/15/29		915	669,308
AT&T, Inc.
4.65%, 06/01/44		28	24,146
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.35%, 06/15/45	USD	95	$ 78,773
3.50%, 09/15/53(h)		15,960	10,882,967
CommScope LLC(b)
4.75%, 09/01/29		726	645,450
9.50%, 12/15/31		658	677,740
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		517	471,364
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(j)		2,537	2,301,574
10.75%, 11/30/29		1,887	1,983,128
Fibercop SpA, 6.00%, 09/30/34(b)		600	546,463
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		68	67,923
5.00%, 05/01/28(b)		640	631,448
5.88%, 11/01/29		226	226,522
6.00%, 01/15/30(b)		358	358,792
8.75%, 05/15/30(b)		3,395	3,576,402
8.63%, 03/15/31(b)		395	420,742
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(i)(k)		700	685,839
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(i)		200	195,692
Iliad Holding SASU(b)
7.00%, 10/15/28(h)		735	743,918
8.50%, 04/15/31		1,185	1,242,783
7.00%, 04/15/32		764	765,010
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		1,358	1,493,397
4.88%, 06/15/29(h)		1,154	975,970
11.00%, 11/15/29		2,599	2,896,923
4.50%, 04/01/30		367	293,752
10.50%, 05/15/30		1,783	1,910,473
3.88%, 10/15/30		51	38,495
10.75%, 12/15/30		973	1,075,353
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		369	346,477
4.13%, 04/15/30		369	344,149
10.00%, 10/15/32		283	282,161
Sable International Finance Ltd., 7.13%, 10/15/32(b)		639	614,718
Sprint Capital Corp.(h)
6.88%, 11/15/28		3,063	3,269,996
8.75%, 03/15/32		2,041	2,454,698
Telecom Italia Capital SA, 7.72%, 06/04/38		101	104,606
Telefonica Emisiones SA, 5.21%, 03/08/47(h)		5,000	4,419,907
Verizon Communications, Inc.(h)
6.40%, 09/15/33		9,475	10,332,575
6.55%, 09/15/43		13,225	14,531,051
5.01%, 04/15/49		6,998	6,521,304
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		227	207,580
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		1,631	1,660,533
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		4,004	3,646,998
6.13%, 03/01/28		519	431,677
			85,198,842
Electric Utilities — 5.1%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25(i)		200	199,450
Alexander Funding Trust II, 7.47%, 07/31/28(b)		520	553,499
Alpha Generation LLC, 6.75%, 10/15/32(b)		438	438,285

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	USD	286	$ 277,322
Calpine Corp.(b)
5.13%, 03/15/28(h)		2,807	2,761,803
5.00%, 02/01/31		100	95,472
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(i)		200	195,104
Chugoku Electric Power Co., Inc., 5.74%, 01/14/35(i)		200	205,571
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		592	573,839
3.75%, 01/15/32		307	263,038
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(i)		200	207,250
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	602,640
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(k)		217	207,681
Emera, Inc., Series 16-A, (3-mo. SOFR US + 5.70%), 6.75%, 06/15/76(a)		7,500	7,523,951
FirstEnergy Corp.
4.00%, 05/01/26(l)		821	831,673
2.65%, 03/01/30		73	65,739
JERA Co., Inc., 3.67%, 04/14/27(i)		200	196,292
Korea Western Power Co. Ltd., 4.13%, 06/28/25(i)		200	199,685
Lightning Power LLC, 7.25%, 08/15/32(b)		13	13,385
Minejesa Capital BV, 4.63%, 08/10/30(i)		158	153,223
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(i)		461	446,290
NextEra Energy Capital Holdings, Inc., (3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(a)(h)		5,000	4,766,423
NRG Energy, Inc.(b)
5.75%, 07/15/29		555	544,572
6.00%, 02/01/33		1,028	1,000,076
6.25%, 11/01/34		1,193	1,174,401
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(h)		2,750	2,656,282
Pacific Gas and Electric Co.
6.95%, 03/15/34		1,020	1,105,274
4.20%, 06/01/41(h)		2,310	1,837,653
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		150	139,554
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(i)
3.00%, 06/30/30		350	313,688
1.88%, 11/05/31	EUR	200	185,105
PG&E Corp., 5.25%, 07/01/30	USD	226	216,958
Pike Corp., 8.63%, 01/31/31(b)		126	132,780
Progress Energy, Inc., 7.00%, 10/30/31(h)		12,000	13,334,367
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(i)		550	511,500
San Miguel Global Power Holdings Corp.(a)(i)(k)
(1-year CMT + 6.40%), 8.13%		200	200,500
(5-year CMT + 7.73%), 8.75%		200	204,600
Sempra, (5-year CMT + 4.55%), 4.88%(a)(k)		4,375	4,333,149
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(i)		200	183,960
State Grid Overseas Investment BVI Ltd.(i)
1.00%, 08/05/25		200	197,440
3.50%, 05/04/27		200	197,224
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(i)		200	197,612
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(k)		247	253,466
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		23	22,985
5.63%, 02/15/27		812	808,979
5.00%, 07/31/27		23	22,645
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC(b) (continued)
7.75%, 10/15/31	USD	718	$ 751,925
6.88%, 04/15/32		556	566,684
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		1,013	996,170
			52,867,164
Electronic Equipment, Instruments & Components(b) — 0.6%
Coherent Corp., 5.00%, 12/15/29(h)		687	655,373
Imola Merger Corp., 4.75%, 05/15/29		573	544,148
Sensata Technologies BV, 4.00%, 04/15/29		207	190,255
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	1,986,102
3.75%, 02/15/31(h)		416	363,227
6.63%, 07/15/32		612	605,821
WESCO Distribution, Inc.
7.25%, 06/15/28(h)		1,043	1,057,799
6.63%, 03/15/32		264	267,807
6.38%, 03/15/33		346	347,747
Xerox Corp., 10/15/30(c)		156	154,440
Zebra Technologies Corp., 6.50%, 06/01/32		166	167,999
			6,340,718
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		415	415,222
6.25%, 04/01/28		98	98,075
6.63%, 09/01/32		672	674,640
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		757	771,649
Oceaneering International, Inc., 6.00%, 02/01/28		101	99,931
Star Holding LLC, 8.75%, 08/01/31(b)		366	349,838
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		473	473,360
7.13%, 03/15/29(b)		611	621,429
Weatherford International Ltd., 8.63%, 04/30/30(b)		724	735,132
			4,239,276
Entertainment(b) — 1.7%
Banijay Entertainment SAS, 8.13%, 05/01/29		200	205,513
Boyne USA, Inc., 4.75%, 05/15/29		611	575,239
Caesars Entertainment, Inc.
4.63%, 10/15/29(h)		110	101,104
7.00%, 02/15/30(h)		2,875	2,914,385
6.50%, 02/15/32(h)		961	957,884
6.00%, 10/15/32		261	243,740
Churchill Downs, Inc.
4.75%, 01/15/28		730	709,193
5.75%, 04/01/30		1,506	1,473,064
6.75%, 05/01/31		591	595,656
Cinemark USA, Inc., 7.00%, 08/01/32(h)		160	161,510
Flutter Treasury DAC, 6.38%, 04/29/29		224	228,228
Great Canadian Gaming Corp., 8.75%, 11/15/29		512	514,404
Light & Wonder International, Inc.
7.00%, 05/15/28		451	450,812
7.25%, 11/15/29		218	220,985
7.50%, 09/01/31		655	670,968
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29		388	359,984
Live Nation Entertainment, Inc.
4.75%, 10/15/27(h)		425	414,306
3.75%, 01/15/28		155	147,485
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31	USD	423	$ 399,543
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29		313	293,757
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(c)		236	231,931
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29		242	177,870
5.88%, 09/01/31		310	205,375
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33		221	217,305
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		410	386,668
Six Flags Entertainment Corp.
7.00%, 07/01/25		224	224,258
7.25%, 05/15/31(h)		434	435,673
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32		1,139	1,148,422
Vail Resorts, Inc., 6.50%, 05/15/32		518	523,740
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29		1,337	1,283,053
7.13%, 02/15/31(h)		700	724,402
6.25%, 03/15/33		248	241,536
			17,437,993
Environmental, Maintenance & Security Service — 0.6%
Clean Harbors, Inc.(b)
5.13%, 07/15/29		1,142	1,113,769
6.38%, 02/01/31		100	101,070
GFL Environmental, Inc.(b)
4.00%, 08/01/28		36	34,214
3.50%, 09/01/28		376	355,271
4.75%, 06/15/29(h)		558	536,986
4.38%, 08/15/29		629	593,302
6.75%, 01/15/31		653	673,120
Madison IAQ LLC, 5.88%, 06/30/29(b)(h)		1,028	971,224
Reworld Holding Corp.
4.88%, 12/01/29(b)(h)		142	132,076
5.00%, 09/01/30		282	261,218
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		1,318	1,322,447
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		211	214,829
			6,309,526
Financial Services — 1.2%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		1,820	1,761,102
Azorra Finance Ltd., 7.75%, 04/15/30(b)		223	219,873
BOC Aviation Ltd., 1.75%, 01/21/26(i)		200	195,538
BOC Aviation USA Corp., 5.25%, 01/14/30(i)		200	205,400
China Cinda 2020 I Management Ltd.(i)
3.25%, 01/28/27		200	194,570
3.00%, 03/18/27		200	193,600
CITIC Ltd., 3.70%, 06/14/26(i)		200	198,204
Clue Opco LLC, 9.50%, 10/15/31(b)		73	73,022
CMB International Leasing Management Ltd.(i)
1.88%, 08/12/25		200	197,808
(1-day SOFR + 0.76%), 5.13%, 06/04/27(a)		200	200,184
Far East Horizon Ltd.(i)
6.63%, 04/16/27		290	294,802
5.88%, 03/05/28		200	198,400
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		235	238,652
Security		Par (000)	Value
Financial Services (continued)
Freedom Mortgage Holdings LLC(b) (continued)
9.13%, 05/15/31	USD	407	$ 409,569
8.38%, 04/01/32		276	269,680
GGAM Finance Ltd.(b)
7.75%, 05/15/26		66	66,729
8.00%, 02/15/27		307	314,526
8.00%, 06/15/28		202	211,819
6.88%, 04/15/29		462	467,495
5.88%, 03/15/30		286	282,608
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		440	446,050
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(i)		200	196,998
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		475	446,569
JIC Zhixin Ltd., 3.50%, 11/24/27(i)		200	195,696
Macquarie Airfinance Holdings Ltd.(b)
8.13%, 03/30/29		301	315,887
6.50%, 03/26/31		230	239,502
Manappuram Finance Ltd., 7.38%, 05/12/28(i)		200	200,250
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	192,779
5.63%, 01/15/30		200	181,158
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		244	243,872
6.50%, 08/01/29		682	691,410
5.13%, 12/15/30		113	112,710
5.75%, 11/15/31		436	435,864
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		301	313,131
7.13%, 11/15/30		396	402,322
6.88%, 02/15/33		263	261,356
Piramal Finance Ltd., 7.80%, 01/29/28(i)		200	198,500
Power Finance Corp. Ltd., 3.75%, 12/06/27(i)		200	194,388
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(h)		121	115,971
3.88%, 03/01/31		545	488,211
4.00%, 10/15/33		157	134,674
UWM Holdings LLC, 6.63%, 02/01/30(b)		613	607,993
			12,808,872
Food Products — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		1,147	1,120,913
4.63%, 01/15/27		1,961	1,931,854
5.88%, 02/15/28		898	897,562
6.50%, 02/15/28		118	119,654
3.50%, 03/15/29		146	134,365
4.88%, 02/15/30(h)		264	252,214
6.25%, 03/15/33		240	242,338
Aramark International Finance SARL, 3.13%, 04/01/25(i)	EUR	200	216,260
Aramark Services, Inc., 5.00%, 02/01/28(b)(h)	USD	225	220,901
B&G Foods, Inc., 8.00%, 09/15/28(b)		127	127,603
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(j)		1,821	1,979,357
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		640	615,812
7.63%, 07/01/29		1,660	1,705,554
Darling Global Finance BV, 3.63%, 05/15/26(i)	EUR	100	107,342
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(h)	USD	581	577,479
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		86	88,792
9.63%, 09/15/32		119	122,288

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
General Mills, Inc., 4.20%, 04/17/28(h)	USD	620	$ 613,872
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		214	220,122
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	66,035
5.00%, 07/15/35		214	210,847
7.13%, 08/01/39(b)(h)		4,415	5,027,581
4.63%, 10/01/39		100	90,670
5.00%, 06/04/42		12	10,937
4.38%, 06/01/46		158	129,143
5.50%, 06/01/50		2,825	2,666,947
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	449,108
4.13%, 01/31/30(h)		515	479,719
4.38%, 01/31/32(h)		643	587,353
Performance Food Group, Inc.(b)
4.25%, 08/01/29		851	795,802
6.13%, 09/15/32		712	707,700
Post Holdings, Inc.(b)
4.63%, 04/15/30(h)		434	405,297
4.50%, 09/15/31		72	65,210
6.25%, 02/15/32		388	390,277
6.38%, 03/01/33		490	481,825
6.25%, 10/15/34		269	264,847
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		275	254,937
U.S. Foods, Inc.(b)
6.88%, 09/15/28		132	135,210
4.75%, 02/15/29		595	573,465
4.63%, 06/01/30		33	31,339
7.25%, 01/15/32		338	351,349
United Natural Foods, Inc., 6.75%, 10/15/28(b)		285	281,436
			25,751,316
Ground Transportation — 1.9%
BNSF Funding Trust I, (3-mo. SOFR US + 2.61%), 6.61%, 12/15/55(a)(h)		6,125	6,149,433
Brightline East LLC, 11.00%, 01/31/30(b)		311	273,946
CSX Corp., 3.80%, 04/15/50(h)		770	587,879
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		625	624,509
Norfolk Southern Corp., 6.00%, 03/15/2105(h)		12,700	12,269,582
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		185	186,028
			20,091,377
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25(i)	EUR	300	322,314
4.63%, 07/15/28(b)(h)	USD	2,191	2,111,665
3.88%, 11/01/29(b)		395	364,673
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		1,975	2,049,063
Insulet Corp., 6.50%, 04/01/33(b)		314	319,168
Medline Borrower LP(b)
3.88%, 04/01/29		362	338,373
5.25%, 10/01/29		3,037	2,914,224
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		915	926,647
Medtronic, Inc., 4.63%, 03/15/45(h)		647	580,670
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		328	345,350
Opal Bidco SAS, 03/31/32(c)		417	417,000
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	USD	279	$ 283,640
Teleflex, Inc., 4.25%, 06/01/28(b)(h)		637	607,579
			11,580,366
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		214	213,789
Aetna, Inc., 3.88%, 08/15/47(h)		3,500	2,543,067
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		609	565,005
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		68	60,855
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(h)		690	658,896
6.00%, 01/15/29(h)		1,469	1,305,431
5.25%, 05/15/30(h)		1,043	860,521
4.75%, 02/15/31(h)		348	275,086
10.88%, 01/15/32		1,098	1,081,718
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		433	440,580
DaVita, Inc., 6.88%, 09/01/32(b)		249	250,397
Elevance Health, Inc., 4.55%, 03/01/48(h)		5,000	4,186,741
Encompass Health Corp.
4.75%, 02/01/30(h)		795	764,847
4.63%, 04/01/31		409	383,320
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(h)		167	151,857
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		280	269,656
HCA, Inc.
5.38%, 09/01/26		359	360,973
5.63%, 09/01/28(h)		833	851,992
5.25%, 06/15/49(h)		3,500	3,080,022
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	1,063,000
IQVIA, Inc.(b)
5.00%, 10/15/26		354	351,454
5.00%, 05/15/27		200	197,158
6.50%, 05/15/30		314	319,580
LifePoint Health, Inc.(b)
9.88%, 08/15/30(h)		228	240,563
11.00%, 10/15/30(h)		741	805,548
8.38%, 02/15/32		588	592,033
10.00%, 06/01/32(h)		446	425,444
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		182	173,349
3.88%, 11/15/30		187	167,392
3.88%, 05/15/32(h)		198	173,711
6.25%, 01/15/33		268	263,763
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		150	141,518
Star Parent, Inc., 9.00%, 10/01/30(b)		734	723,471
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(h)		956	945,372
Tenet Healthcare Corp.
6.13%, 06/15/30		243	241,876
6.75%, 05/15/31		3,342	3,389,746
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(h)		357	355,971
UnitedHealth Group, Inc., 6.88%, 02/15/38(h)		10,000	11,493,587
			40,369,289
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		1,112	1,132,788
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		315	317,326
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		159	157,203
RHP Hotel Properties LP/RHP Finance Corp.(b)(h)
4.50%, 02/15/29		1,704	1,612,049
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
RHP Hotel Properties LP/RHP Finance Corp.(b)(h) (continued)
6.50%, 04/01/32	USD	1,132	$ 1,129,972
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	178,508
Service Properties Trust
8.63%, 11/15/31(b)		1,619	1,707,906
8.88%, 06/15/32(h)		625	618,509
XHR LP, 6.63%, 05/15/30(b)		154	151,188
			5,872,661
Hotels, Restaurants & Leisure — 2.9%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		253	250,453
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		1,128	1,078,102
4.38%, 01/15/28		2,509	2,412,860
4.00%, 10/15/30		176	159,283
Carnival Corp.(b)
7.63%, 03/01/26		273	273,080
6.00%, 05/01/29		1,391	1,381,257
6.13%, 02/15/33		1,113	1,096,783
Champion Path Holdings Ltd.(i)
4.50%, 01/27/26		500	492,344
4.85%, 01/27/28		500	478,000
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		821	756,146
6.75%, 01/15/30(h)		228	197,128
Fortune Star BVI Ltd.(i)
5.00%, 05/18/26		344	332,820
3.95%, 10/02/26	EUR	200	206,649
Haidilao International Holding Ltd., 2.15%, 01/14/26(i)	USD	200	194,750
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(h)		833	805,576
4.00%, 05/01/31(b)		248	224,593
3.63%, 02/15/32(b)		78	68,366
6.13%, 04/01/32(b)(h)		324	325,233
5.88%, 03/15/33(b)		882	873,302
Las Vegas Sands Corp.
3.50%, 08/18/26		96	94,144
3.90%, 08/08/29		88	82,787
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		17	17,323
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		245	243,566
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		401	305,910
Marriott International, Inc., Series EE, 5.75%, 05/01/25(h)		1,295	1,295,219
McDonald’s Corp., 4.20%, 04/01/50		480	385,933
Melco Resorts Finance Ltd.
4.88%, 06/06/25(i)		400	398,520
4.88%, 06/06/25(b)		200	199,260
5.75%, 07/21/28(i)		300	288,750
5.38%, 12/04/29(b)		586	539,114
7.63%, 04/17/32(b)		576	575,179
7.63%, 04/17/32(i)		200	199,715
MGM China Holdings Ltd.
5.88%, 05/15/26(i)		200	199,644
4.75%, 02/01/27(b)		200	195,500
7.13%, 06/26/31(b)		200	204,250
MGM Resorts International, 6.13%, 09/15/29		612	605,935
NCL Corp. Ltd.(b)
8.13%, 01/15/29		171	179,863
7.75%, 02/15/29(h)		294	306,412
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.(b) (continued)
6.25%, 03/01/30	USD	198	$ 194,385
6.75%, 02/01/32		736	727,023
NCL Finance Ltd., 6.13%, 03/15/28(b)(h)		530	528,304
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		195	207,164
Royal Caribbean Cruises Ltd.(b)
5.38%, 07/15/27		378	376,521
5.63%, 09/30/31		1,572	1,543,583
6.00%, 02/01/33		1,311	1,310,183
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		339	335,469
10.75%, 11/15/29(h)		589	593,286
Station Casinos LLC(b)
4.63%, 12/01/31		976	876,957
6.63%, 03/15/32		261	258,862
Studio City Co. Ltd., 7.00%, 02/15/27(i)		200	201,160
Studio City Finance Ltd.(i)
6.50%, 01/15/28		300	291,189
5.00%, 01/15/29		530	477,106
Sunny Express Enterprises Corp., 2.95%, 03/01/27(i)		200	194,736
Viking Cruises Ltd.(b)
5.88%, 09/15/27		350	348,229
7.00%, 02/15/29		74	74,248
9.13%, 07/15/31		1,253	1,338,368
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		283	278,228
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		3	2,968
Wynn Macau Ltd.
5.50%, 01/15/26(i)		230	228,586
5.50%, 01/15/26(b)		200	198,770
5.63%, 08/26/28(b)		1,701	1,635,086
5.13%, 12/15/29(b)		614	570,253
			30,714,413
Household Durables — 0.6%
Beazer Homes USA, Inc.
5.88%, 10/15/27		72	70,596
7.50%, 03/15/31(b)		61	59,098
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	610,977
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)		124	113,150
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		168	173,631
Empire Communities Corp., 9.75%, 05/01/29(b)		73	73,831
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		1,094	1,170,157
Lennar Corp., 5.25%, 06/01/26(h)		890	892,858
LGI Homes, Inc.(b)
8.75%, 12/15/28		183	190,719
7.00%, 11/15/32		334	315,864
Mattamy Group Corp., 4.63%, 03/01/30(b)		427	393,043
Meritage Homes Corp., 1.75%, 05/15/28(b)(l)		545	532,465
New Home Co., Inc., 9.25%, 10/01/29(b)		324	332,341
PulteGroup, Inc.
5.00%, 01/15/27		55	55,319
7.88%, 06/15/32		56	64,134
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	41,956
4.00%, 04/01/31		250	219,298
4.38%, 02/01/32		187	164,307
Sekisui House Ltd., 5.10%, 10/23/34(i)		200	197,920
Somnigroup International, Inc.(b)
4.00%, 04/15/29		563	522,867
3.88%, 10/15/31		9	7,902

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	USD	171	$ 175,502
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	34,513
			6,412,448
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		80	78,971
4.13%, 10/15/30(h)		159	144,554
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		83	73,611
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		20	17,036
			314,172
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Dutch BV, 3.85%, 03/29/26(i)		709	687,115
India Green Power Holdings, 4.00%, 02/22/27(i)		607	576,168
ReNew Pvt Ltd., 5.88%, 03/05/27(i)		200	196,674
XPLR Infrastructure LP, 2.50%, 06/15/26(b)(l)		394	375,679
			1,835,636
Industrial Conglomerates(b) — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33		165	164,125
Axon Enterprise, Inc.
6.13%, 03/15/30		372	375,431
6.25%, 03/15/33		291	293,994
			833,550
Insurance — 6.1%
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(i)(k)		200	195,000
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		26	25,093
6.75%, 10/15/27(h)		1,576	1,569,727
6.75%, 04/15/28		356	357,392
5.88%, 11/01/29		4	3,866
7.00%, 01/15/31		1,283	1,286,923
7.38%, 10/01/32		1,221	1,226,363
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 7.52%, 08/15/53(a)(h)		5,000	5,005,855
AmWINS Group, Inc.(b)
6.38%, 02/15/29		330	332,515
4.88%, 06/30/29		380	358,229
Aon Global Ltd., 4.25%, 12/12/42(h)		6,500	5,348,992
Aon North America, Inc., 5.75%, 03/01/54(h)		3,330	3,284,063
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		291	286,801
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)		1,852	1,886,549
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		1,767	1,798,839
AssuredPartners, Inc., 7.50%, 02/15/32(b)		544	580,682
Farmers Exchange Capital II, (3-mo. CME Term SOFR + 4.01%), 6.15%, 11/01/53(a)(b)(h)		4,890	4,673,476
FWD Group Holdings Ltd., 7.64%, 07/02/31(i)		400	432,400
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(i)		200	194,210
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		2,166	2,186,006
8.13%, 02/15/32		1,360	1,374,264
HUB International Ltd.(b)
7.25%, 06/15/30		4,862	5,007,889
7.38%, 01/31/32		5,433	5,531,788
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		816	857,225
Security		Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.(b) (continued)
10.50%, 12/15/30	USD	540	$ 578,236
Meiji Yasuda Life Insurance Co.(a)(i)
(5-year CMT + 2.91%), 6.10%, 06/11/55		600	597,890
(5-year CMT + 3.03%), 5.80%, 09/11/54		350	345,421
Nanshan Life Pte Ltd., 5.45%, 09/11/34(i)		200	195,032
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(h)		12,000	12,622,467
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		3,757	3,828,125
Ryan Specialty LLC(b)
4.38%, 02/01/30		226	215,031
5.88%, 08/01/32		428	422,728
USI, Inc., 7.50%, 01/15/32(b)(h)		670	683,519
			63,292,596
Interactive Media & Services — 0.6%
Baidu, Inc., 1.63%, 02/23/27		200	189,854
Netflix, Inc.
3.63%, 06/15/25(b)		210	209,434
5.88%, 11/15/28(h)		1,698	1,775,829
5.38%, 11/15/29(b)(h)		2,007	2,072,019
4.88%, 06/15/30(b)		461	465,872
Snap, Inc., 6.88%, 03/01/33(b)		881	880,934
Tencent Holdings Ltd.(i)
3.60%, 01/19/28		200	195,336
3.68%, 04/22/41(h)		200	160,920
			5,950,198
Internet Software & Services — 0.7%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		724	664,824
9.00%, 08/01/29		200	193,612
Alibaba Group Holding Ltd., 2.70%, 02/09/41		200	138,674
ANGI Group LLC, 3.88%, 08/15/28(b)		432	392,021
Booking Holdings, Inc., 3.55%, 03/15/28(h)		3,375	3,307,852
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		368	349,455
5.63%, 09/15/28		540	495,039
ION Trading Technologies SARL, 9.50%, 05/30/29(b)		200	200,757
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	343,250
3.63%, 10/01/31(h)		279	240,448
Rakuten Group, Inc.
9.75%, 04/15/29(b)		522	566,745
9.75%, 04/15/29(i)		200	217,144
			7,109,821
IT Services — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		364	358,052
CA Magnum Holdings
5.38%, 10/31/26(b)		964	946,841
5.38%, 10/31/26(i)		700	687,540
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		837	843,776
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		226	227,769
KBR, Inc., 4.75%, 09/30/28(b)		93	88,417
McAfee Corp., 7.38%, 02/15/30(b)(h)		711	629,289
Wipro IT Services LLC, 1.50%, 06/23/26(i)		200	192,348
			3,974,032
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 04/01/29(b)		122	115,605
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery — 0.9%
BWX Technologies, Inc.(b)
4.13%, 06/30/28	USD	70	$ 66,106
4.13%, 04/15/29		248	231,586
Chart Industries, Inc.(b)
7.50%, 01/01/30(h)		946	981,140
9.50%, 01/01/31		93	99,282
Esab Corp., 6.25%, 04/15/29(b)		405	410,911
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		200	157,000
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		921	922,710
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		177	181,945
Regal Rexnord Corp., 6.40%, 04/15/33(h)		510	529,403
Terex Corp.(b)
5.00%, 05/15/29		634	605,036
6.25%, 10/15/32		232	224,987
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		796	796,676
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		3,002	2,945,740
Vertiv Group Corp., 4.13%, 11/15/28(b)		1,191	1,133,786
			9,286,308
Media — 5.9%
Cable One, Inc.
0.00%, 03/15/26(l)(m)		136	128,860
4.00%, 11/15/30(b)(h)		325	257,701
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		131	126,756
6.38%, 09/01/29(h)		7,991	7,967,135
4.75%, 03/01/30		63	58,429
4.50%, 08/15/30		113	102,865
4.25%, 02/01/31		1,041	922,459
7.38%, 03/01/31(h)		2,701	2,744,148
4.75%, 02/01/32		40	35,516
4.25%, 01/15/34(h)		1,209	994,402
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	485,425
6.48%, 10/23/45		9,584	9,111,274
5.38%, 05/01/47		1,500	1,242,870
6.83%, 10/23/55		3,540	3,444,254
Comcast Corp., 3.75%, 04/01/40(h)		545	447,050
Cox Communications, Inc., 8.38%, 03/01/39(b)(h)		5,000	5,997,086
CSC Holdings LLC(b)
5.38%, 02/01/28		400	341,132
11.25%, 05/15/28		240	232,023
11.75%, 01/31/29		2,360	2,288,828
4.13%, 12/01/30		200	144,827
3.38%, 02/15/31		402	287,580
4.50%, 11/15/31		200	145,026
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		1,062	1,029,127
10.00%, 02/15/31		1,042	1,000,529
Discovery Communications LLC, 4.88%, 04/01/43(h)		4,000	3,100,758
DISH DBS Corp.(b)
5.25%, 12/01/26		1,214	1,114,386
5.75%, 12/01/28		907	764,916
DISH Network Corp., 11.75%, 11/15/27(b)		2,204	2,320,981
GCI LLC, 4.75%, 10/15/28(b)		77	70,984
Gray Media, Inc.(b)
7.00%, 05/15/27		213	208,746
10.50%, 07/15/29(h)		1,019	1,061,645
Security		Par (000)	Value
Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD	860	$ 718,993
Midcontinent Communications, 8.00%, 08/15/32(b)		522	527,801
Paramount Global, 5.85%, 09/01/43(h)		1,300	1,138,294
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		586	501,387
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		875	863,436
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		101	97,850
5.00%, 08/01/27		684	668,295
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		768	698,392
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	970,000
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,490,571
Univision Communications, Inc.(b)
6.63%, 06/01/27		604	599,004
8.00%, 08/15/28		1,110	1,113,467
8.50%, 07/31/31		552	539,381
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		1,452	1,372,376
Ziggo BV, 4.88%, 01/15/30(b)		605	554,203
			62,031,168
Metals & Mining — 2.3%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(i)		306	307,815
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		724	727,151
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		268	273,256
11.50%, 10/01/31		1,244	1,352,763
ATI, Inc.
5.88%, 12/01/27		253	251,232
7.25%, 08/15/30		657	677,196
5.13%, 10/01/31		656	614,302
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,424	2,427,254
Carpenter Technology Corp., 7.63%, 03/15/30		108	111,245
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(i)		200	194,102
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		295	288,675
7.50%, 09/15/31		108	105,443
7.38%, 05/01/33		184	176,554
Constellium SE(b)
3.75%, 04/15/29(h)		1,731	1,568,272
6.38%, 08/15/32		446	435,519
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		1,026	1,079,865
8.00%, 03/01/33		259	262,237
JSW Steel Ltd., 3.95%, 04/05/27(i)		500	477,500
Kaiser Aluminum Corp.(b)(h)
4.63%, 03/01/28		1,058	1,004,950
4.50%, 06/01/31		1,099	972,644
New Gold, Inc., 6.88%, 04/01/32(b)		409	413,079
Novelis Corp.(b)
3.25%, 11/15/26		568	549,109
4.75%, 01/30/30(h)		2,401	2,227,648
3.88%, 08/15/31		1,265	1,099,800
Novelis, Inc., 6.88%, 01/30/30(b)		597	605,447
Periama Holdings LLC, 5.95%, 04/19/26(i)		200	199,650
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		249	233,757
Southern Copper Corp., 5.88%, 04/23/45(h)		3,870	3,784,860
Steel Dynamics, Inc., 3.25%, 10/15/50		1,145	754,255

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Vallourec SACA, 7.50%, 04/15/32(b)	USD	449	$ 469,138
Vedanta Resources Finance II PLC(i)
10.88%, 09/17/29		300	309,000
11.25%, 12/03/31		200	211,500
			24,165,218
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		209	198,718
7.75%, 12/01/29		133	136,894
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		398	379,040
7.00%, 07/15/31		319	327,415
Starwood Property Trust, Inc.
7.25%, 04/01/29		250	256,287
6.00%, 04/15/30		116	113,353
6.50%, 07/01/30		217	217,110
10/15/30(c)		314	311,088
			1,939,905
Oil, Gas & Consumable Fuels — 12.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		508	516,710
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		127	126,372
5.38%, 06/15/29		1,095	1,070,325
6.63%, 02/01/32		417	423,959
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(b)		161	197,225
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		321	328,056
7.25%, 07/15/32		258	266,903
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(h)		234	220,921
10.38%, 11/15/30		190	176,733
Buckeye Partners LP
6.88%, 07/01/29(b)		139	141,298
6.75%, 02/01/30(b)		116	117,497
5.85%, 11/15/43		383	338,623
5.60%, 10/15/44		191	163,718
Chord Energy Corp., 6.75%, 03/15/33(b)		231	229,789
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		733	745,946
Civitas Resources, Inc.(b)
8.38%, 07/01/28		187	192,982
8.63%, 11/01/30(h)		135	139,276
8.75%, 07/01/31		659	676,756
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	245,215
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25		250	249,688
CNX Resources Corp., 7.25%, 03/01/32(b)		152	154,564
Comstock Resources, Inc.(b)
6.75%, 03/01/29		649	633,514
5.88%, 01/15/30		783	739,467
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,367,688
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(h)		446	441,124
7.38%, 01/15/33		838	808,016
Devon Energy Corp.
5.25%, 10/15/27		130	130,363
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. (continued)
5.88%, 06/15/28	USD	204	$ 204,604
4.50%, 01/15/30		117	114,919
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		73	74,807
Diamondback Energy, Inc.
3.50%, 12/01/29(h)		692	654,511
6.25%, 03/15/33		2,880	3,045,587
DT Midstream, Inc.(b)
4.13%, 06/15/29		591	556,210
4.38%, 06/15/31		568	522,451
eG Global Finance PLC, 12.00%, 11/30/28(b)		418	462,830
Enbridge, Inc.
6.70%, 11/15/53(h)		5,595	6,044,236
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		5,000	4,943,534
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77(a)		5,880	5,800,986
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		252	267,781
Energy Transfer LP
5.50%, 06/01/27		406	412,176
7.38%, 02/01/31(b)		417	437,819
6.13%, 12/15/45(h)		3,579	3,519,299
Series B, (3-mo. SOFR US + 4.42%), 6.63%(a)(k)		5,000	4,932,602
Series H, (5-year CMT + 5.69%), 6.50%(a)(k)		121	120,857
Enterprise Products Operating LLC(h)
4.90%, 05/15/46		5,375	4,856,004
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,725,949
EQM Midstream Partners LP(b)
6.38%, 04/01/29		481	492,120
7.50%, 06/01/30		141	152,200
4.75%, 01/15/31		802	771,374
Exxon Mobil Corp., 3.45%, 04/15/51(h)		3,890	2,781,866
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	396,909
8.25%, 01/15/29		463	478,018
8.88%, 04/15/30		110	114,239
7.88%, 05/15/32		528	531,751
8.00%, 05/15/33		384	386,988
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		243	246,233
Harvest Midstream I LP, 7.50%, 05/15/32(b)		158	162,372
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		368	375,317
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	237,775
5.75%, 02/01/29		272	262,795
6.00%, 04/15/30		32	30,431
8.38%, 11/01/33		381	390,439
6.88%, 05/15/34		484	455,193
7.25%, 02/15/35		191	182,404
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		322	335,744
7.38%, 07/15/32		219	224,371
ITT Holdings LLC, 6.50%, 08/01/29(b)(h)		935	862,567
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		677	676,607
Kinder Morgan, Inc.
7.80%, 08/01/31		197	224,581
7.75%, 01/15/32(h)		4,586	5,245,107
Kinetik Holdings LP(b)
6.63%, 12/15/28		83	84,320
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP(b) (continued)
5.88%, 06/15/30	USD	18	$ 17,813
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		187	186,655
Marathon Petroleum Corp., 5.13%, 12/15/26(h)		937	943,931
Matador Resources Co.(b)
6.88%, 04/15/28		274	277,463
6.50%, 04/15/32		437	433,081
Medco Bell Pte. Ltd., 6.38%, 01/30/27(i)		300	297,600
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(i)		400	393,480
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		136	132,611
MPLX LP
5.20%, 03/01/47(h)		3,500	3,078,943
4.70%, 04/15/48(h)		5,000	4,091,619
5.50%, 02/15/49(h)		2,640	2,400,789
5.65%, 03/01/53		885	818,309
Murphy Oil Corp., 5.88%, 12/01/42		47	40,374
Nabors Industries Ltd., 7.50%, 01/15/28(b)(h)		407	374,640
Nabors Industries, Inc., 7.38%, 05/15/27(b)		271	267,287
NFE Financing LLC, 12.00%, 11/15/29(b)		688	580,298
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(h)		489	492,417
8.38%, 02/15/32		1,455	1,458,120
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,117	1,258,068
Noble Finance II LLC, 8.00%, 04/15/30(b)		260	259,847
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		907	909,337
3.63%, 04/15/29(l)		212	223,406
8.75%, 06/15/31(b)		356	363,104
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		244	246,276
NuStar Logistics LP, 6.00%, 06/01/26		163	163,713
Occidental Petroleum Corp., 6.20%, 03/15/40		568	561,951
ONEOK, Inc., 4.85%, 07/15/26		35	35,039
Parkland Corp., 6.63%, 08/15/32(b)		348	347,801
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		211	184,790
Permian Resources Operating LLC(b)
8.00%, 04/15/27		444	452,391
5.88%, 07/01/29		1,002	988,887
7.00%, 01/15/32		472	482,666
6.25%, 02/01/33		685	682,290
Pertamina Persero PT(i)
1.40%, 02/09/26		250	242,250
2.30%, 02/09/31		200	170,600
Petroleos Mexicanos, 6.70%, 02/16/32		695	609,793
Petronas Capital Ltd.(i)
2.48%, 01/28/32		200	170,800
4.50%, 03/18/45		200	172,200
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 8.69%(a)(k)		2,215	2,210,156
Prairie Acquiror LP, 9.00%, 08/01/29(b)		269	273,812
Reliance Industries Ltd., 3.67%, 11/30/27(i)		300	291,882
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	566,209
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(h)		1,481	1,493,762
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(i)		500	452,487
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		574	590,826
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.75%, 09/15/26	USD	393	$ 392,820
7.00%, 08/01/32(b)		160	157,027
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		237	213,969
Sunoco LP, 6.25%, 07/01/33(b)		385	385,403
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	316,717
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		255	248,187
7.38%, 02/15/29		672	675,347
6.00%, 12/31/30		70	66,408
6.00%, 09/01/31		239	225,940
Talos Production, Inc., 9.38%, 02/01/31(b)		218	221,807
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		398	373,683
Transcanada Trust, (3-mo. SOFR US + 3.79%), 5.63%, 05/20/75(a)(h)		2,755	2,752,463
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		75	75,552
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		150	152,474
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		210	214,428
Transocean, Inc.(b)
8.00%, 02/01/27		440	438,348
8.25%, 05/15/29		415	405,652
8.75%, 02/15/30(h)		312	324,041
8.50%, 05/15/31		225	218,629
Valaris Ltd., 8.38%, 04/30/30(b)		760	760,872
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(b)		422	390,647
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		3,215	3,447,480
8.38%, 06/01/31(h)		1,441	1,461,579
9.88%, 02/01/32		1,721	1,827,849
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		270	264,400
Vital Energy, Inc.
9.75%, 10/15/30(h)		296	301,065
7.88%, 04/15/32(b)		917	853,653
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		304	295,540
Williams Cos., Inc.(h)
8.75%, 03/15/32		2,478	2,976,181
5.10%, 09/15/45		5,075	4,582,338
Woodside Finance Ltd., 3.70%, 09/15/26(i)		200	197,502
			125,549,385
Paper & Forest Products — 1.6%
International Paper Co.(h)
8.70%, 06/15/38		4,000	4,903,070
7.30%, 11/15/39		10,000	11,527,583
Magnera Corp., 7.25%, 11/15/31(b)		183	177,987
			16,608,640
Passenger Airlines — 0.7%
American Airlines, Inc., 8.50%, 05/15/29(b)(h)		606	615,209
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		295	291,192
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		562	564,505
OneSky Flight LLC, 8.88%, 12/15/29(b)		363	366,879
Singapore Airlines Ltd., 3.00%, 07/20/26(i)		200	196,250
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		839	816,150

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(h)	USD	2,894	$ 2,946,673
United Airlines, Inc., 4.63%, 04/15/29(b)(h)		1,362	1,288,833
			7,085,691
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		425	418,140
Prestige Brands, Inc., 3.75%, 04/01/31(b)		233	208,973
			627,113
Pharmaceuticals — 4.5%
1261229 BC Ltd., 04/15/32(b)(c)		3,681	3,658,408
1375209 BC Ltd., 9.00%, 01/30/28(b)		550	549,574
AbbVie, Inc.(h)
4.75%, 03/15/45		5,485	4,996,103
4.70%, 05/14/45		3,255	2,939,695
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		408	407,592
6.13%, 02/01/27		1,228	1,245,192
5.75%, 08/15/27		239	238,582
11.00%, 09/30/28		2,071	1,972,627
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)		715	739,332
CVS Health Corp.(h)
5.13%, 07/20/45		3,879	3,381,875
5.05%, 03/25/48		8,205	7,001,691
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(h)		428	446,201
Jazz Securities DAC, 4.38%, 01/15/29(b)		853	810,497
Merck & Co., Inc., 6.50%, 12/01/33(h)		6,420	7,161,708
Option Care Health, Inc., 4.38%, 10/31/29(b)		461	430,117
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28		800	747,643
7.88%, 05/15/34		200	194,136
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		707	685,121
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(h)		8,270	7,290,818
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,292	1,248,847
4.75%, 05/09/27		200	196,078
7.88%, 09/15/29		451	485,005
8.13%, 09/15/31		200	222,752
			47,049,594
Real Estate Management & Development — 0.8%
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(i)		250	253,438
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		408	363,160
Series AI, 7.00%, 04/15/30		320	284,552
AYC Finance Ltd., 3.90%(i)(k)		300	195,834
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(i)		200	198,814
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,488	1,384,982
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		216	229,371
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(d)(i)(n)		1,050	26,250
Howard Hughes Corp., 4.13%, 02/01/29(b)		176	160,597
New Metro Global Ltd., 4.50%, 05/02/26(i)		349	321,080
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)		4,485	4,302,894
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(i)		200	190,998
Sunac China Holdings Ltd.(d)(i)(j)(n)
(5.00% Cash or 6.00% PIK), 6.00%, 09/30/26		19	2,139
Security		Par (000)	Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd.(d)(i)(j)(n) (continued)
(5.25% Cash or 6.25% PIK), 6.25%, 09/30/27	USD	19	$ 2,119
(5.50% Cash or 6.50% PIK), 6.50%, 09/30/27		38	4,201
(5.75% Cash or 6.75% PIK), 6.75%, 09/30/28		57	6,322
(6.00% Cash or 7.00% PIK), 7.00%, 09/30/29		57	6,337
(6.25% Cash or 7.25% PIK), 7.25%, 09/30/30		27	2,982
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(i)		200	182,168
Yango Justice International Ltd.(d)(i)(n)
8.25%, 11/25/23		200	250
7.50%, 04/15/24		200	250
			8,118,738
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		454	435,010
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 5.00%, 04/15/30(h)		10,970	11,107,531
Entegris, Inc., 4.75%, 04/15/29(b)		2	1,928
Lam Research Corp., 4.88%, 03/15/49(h)		875	797,980
NVIDIA Corp.(h)
3.50%, 04/01/50		2,785	2,112,948
3.70%, 04/01/60		1,760	1,318,386
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		750	746,745
3.40%, 05/01/30		1,755	1,635,642
QUALCOMM, Inc.(h)
4.30%, 05/20/47		3,500	2,947,611
6.00%, 05/20/53		1,993	2,098,383
TSMC Global Ltd., 2.25%, 04/23/31(i)		250	218,108
			22,985,262
Software — 3.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		4,031	3,781,126
Camelot Finance SA, 4.50%, 11/01/26(b)		1,321	1,294,806
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		717	736,153
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(h)		459	402,713
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		511	442,209
Clarivate Science Holdings Corp.(b)(h)
3.88%, 07/01/28		1,831	1,698,511
4.88%, 07/01/29		1,060	945,505
Cloud Software Group, Inc.(b)
6.50%, 03/31/29(h)		3,150	3,062,007
9.00%, 09/30/29(h)		3,977	3,966,619
8.25%, 06/30/32		2,974	3,023,755
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(h)		592	592,978
Elastic NV, 4.13%, 07/15/29(b)		718	669,536
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		661	650,046
Fair Isaac Corp., 4.00%, 06/15/28(b)		393	373,679
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b)
4.63%, 05/01/28		205	184,366
8.75%, 05/01/29		219	217,927
Oracle Corp.(h)
3.95%, 03/25/51		4,425	3,250,007
5.55%, 02/06/53		1,280	1,196,363
Playtika Holding Corp., 4.25%, 03/15/29(b)		114	100,354
PTC, Inc., 4.00%, 02/15/28(b)		365	351,004
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		1,008	1,018,897
Twilio, Inc.
3.63%, 03/15/29		259	240,143
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Twilio, Inc. (continued)
3.88%, 03/15/31	USD	558	$ 502,659
UKG, Inc., 6.88%, 02/01/31(b)		3,703	3,756,468
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		345	316,493
			32,774,324
Specialty Retail(b) — 0.0%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		250	229,595
Staples, Inc., 10.75%, 09/01/29		303	273,742
			503,337
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 8.35%, 07/15/46(h)		1,005	1,263,039
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		209	216,642
NCR Atleos Corp., 9.50%, 04/01/29(b)		89	96,503
Seagate HDD Cayman
8.25%, 12/15/29		589	626,261
8.50%, 07/15/31		701	744,505
			2,946,950
Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31		244	215,171
Hanesbrands, Inc., 9.00%, 02/15/31		21	22,128
Levi Strauss & Co., 3.50%, 03/01/31		462	406,495
			643,794
Tobacco(h) — 2.2%
Altria Group, Inc., 10.20%, 02/06/39		13,392	19,061,861
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,596,794
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,228,198
			22,886,853
Trading Companies & Distributors(b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		24	22,009
Gates Corp., 6.88%, 07/01/29		419	426,259
H&E Equipment Services, Inc., 3.88%, 12/15/28(h)		132	131,574
Resideo Funding, Inc.
4.00%, 09/01/29		97	88,065
6.50%, 07/15/32(h)		578	576,618
			1,244,525
Transportation Infrastructure — 0.5%
FedEx Corp., 5.25%, 05/15/50(h)		6,000	5,361,163
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(i)		200	193,254
			5,554,417
Wireless Telecommunication Services — 0.9%
Altice France SA(b)
5.13%, 01/15/29		1,746	1,371,665
5.13%, 07/15/29		600	470,000
5.50%, 10/15/29		200	158,471
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(j)		670	666,668
Sprint LLC, 7.63%, 03/01/26		1,096	1,113,193
T-Mobile U.S., Inc.
4.75%, 02/01/28		1,013	1,011,764
2.63%, 02/15/29		438	405,412
3.38%, 04/15/29		676	642,123
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
2.88%, 02/15/31	USD	235	$ 210,309
3.50%, 04/15/31(h)		990	915,406
5.05%, 07/15/33(h)		2,000	1,986,539
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		200	173,692
			9,125,242
Total Corporate Bonds — 112.7% (Cost: $1,192,626,257)			1,176,631,989
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		2	1,376
Internet Software & Services — 0.0%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(f)		57	56,572
IT Services — 0.1%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(f)		257	255,394
Software — 0.0%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		145	142,644
Total Fixed Rate Loan Interests — 0.1% (Cost: $461,294)			455,986
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		83	82,807
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31		63	62,574
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		37	36,827
			182,208
Aerospace & Defense — 0.2%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		140	139,156
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.43%, 08/03/29		159	158,030
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		325	324,368
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		124	123,731
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		72	71,460
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		88	86,701
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		29	28,689

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31	USD	45	$ 44,780
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		687	682,477
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		254	252,225
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		41	40,498
			1,952,115
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		43	42,256
Automobile Components — 0.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30		465	458,113
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		178	175,107
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.54%, 01/17/32		14	13,878
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28		59	57,545
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28		166	161,311
			865,954
Banks — 0.0%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28		261	259,029
Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		225	49,499
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.40%, 01/24/29		376	191,903
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		120	119,536
			360,938
Building Materials — 0.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.81%, 05/17/28		63	41,266
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31(f)		118	117,705
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.67%, 11/03/28		446	441,550
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.82%, 10/02/28		131	129,397
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31		232	229,475
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		292	289,329
Security		Par (000)	Value
Building Materials (continued)
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.32%, 03/08/29	USD	95	$ 91,254
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		148	137,940
Potters Borrower LP, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27		62	62,324
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29		129	127,190
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		96	94,824
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 04/14/31		198	195,620
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29(f)		52	51,388
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28		24	24,308
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		372	353,173
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28		97	96,630
			2,483,373
Building Products — 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/19/28		221	221,073
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		324	293,568
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		66	65,500
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30		39	39,358
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		455	440,099
			1,059,598
Capital Markets — 0.2%
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30		82	81,240
Citadel Securities Global Holdings LLC, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		187	186,790
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31		108	107,123
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		238	235,229
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		364	344,406
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		135	128,717
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28		127	126,771
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29	USD	20	$ 19,952
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31		199	197,278
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		35	34,300
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31		247	243,839
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		102	101,321
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28		159	158,067
			1,965,033
Chemicals — 0.3%
Advancion Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/24/27		73	70,380
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		218	217,134
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/18/28		146	145,172
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		215	213,417
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29		18	17,759
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31		212	208,585
Element Solutions, Inc., 1st Lien, Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/18/30		197	196,204
Fortis 333, Inc., USD Term Loan B, 02/06/32(f)(o)		79	78,309
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30		120	120,107
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		175	160,835
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30		71	68,170
INEOS US Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31(f)		75	70,125
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(f)		174	173,256
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28		282	279,465
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28		158	157,702
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26		222	193,249
Security		Par (000)	Value
Chemicals (continued)
OQ Chemicals Corp. (continued)
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.32%, 12/31/26	USD	25	$ 25,799
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		70	69,825
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30		229	227,414
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		196	193,919
			2,886,826
Commercial Services & Supplies — 0.6%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29		245	244,300
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		242	241,672
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		606	605,131
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29		318	316,241
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		69	67,705
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		467	465,135
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28		212	211,850
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31		278	274,281
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		196	175,765
CHG Healthcare Services Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28		181	180,584
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31		467	465,105
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		83	82,995
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29		223	222,543
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(f)		51	50,555
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.29%, 07/31/30		84	70,395
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29		167	165,913
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31		59	59,015

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28	USD	153	$ 117,749
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28		30	23,045
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		103	102,831
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.30%, 08/11/28		27	26,357
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28		335	332,292
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30		84	83,731
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31		97	96,677
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		109	108,631
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/07/32		150	148,044
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		75	73,998
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30		11	10,849
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30		192	191,257
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%), 6.32%, 06/30/29		72	43,420
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/02/27		79	73,799
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.30%, 11/30/30		74	73,322
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		173	172,135
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		110	51,904
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		322	317,139
			5,946,365
Construction & Engineering — 0.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		308	305,166
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31		103	102,507
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		516	487,456
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		184	182,842
Security		Par (000)	Value
Construction & Engineering (continued)
Brown Group Holding LLC (continued)
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31	USD	266	$ 264,154
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		43	42,589
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31		38	37,683
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28		61	60,371
			1,482,768
Consumer Finance — 0.2%
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		555	551,268
Citrin Cooperman Advisors LLC(o)
2025 Delayed Draw Term Loan, 03/06/32		7	6,795
2025 Term Loan B, 03/06/32		106	105,315
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28		347	345,458
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		216	214,319
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		204	203,349
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		313	311,687
WEX, Inc.
2024 Term Loan B2, 03/31/28(o)		45	44,719
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32		80	79,200
			1,862,110
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 11/29/30		478	476,601
Clydesdale Acquisition Holdings, Inc.(o)
2025 Delayed Draw Term Loan, 03/26/32		3	2,849
2025 Term Loan B, 03/26/32		164	162,943
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28		203	167,956
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		157	156,652
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26		77	76,952
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		148	142,891
			1,186,844
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs — 0.0%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	USD	259	$ 259,050
Diversified Telecommunication Services — 0.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.43%, 01/31/26(f)		245	222,436
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		201	200,984
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29		124	108,643
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30		90	88,469
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(o)		410	404,490
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		100	96,052
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		102	98,045
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28		11	11,350
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		650	603,241
			1,833,710
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30		230	229,481
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		104	103,184
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.56%, 12/15/27		130	129,914
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/22/31		46	46,101
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31		196	195,628
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28		125	125,125
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31		87	86,519
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31		129	128,394
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30		173	172,329
			1,216,675
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31	USD	55	$ 55,511
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29		252	251,286
Roper Industrial Products Investment Co., 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		145	143,980
			450,777
Entertainment — 0.4%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28		187	165,867
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31		538	533,620
Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/30		115	113,939
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		85	84,242
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		227	226,622
2024 Term Loan B2, 09/30/31(o)		114	113,356
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		154	152,942
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		93	92,726
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		475	474,112
Flutter Financing BV, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		457	454,190
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29		117	114,715
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/27/28		23	23,243
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29		198	197,105
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		215	214,092
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		175	167,564
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(f)		120	119,641
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29		191	190,478

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29	USD	73	$ 73,149
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31		55	54,347
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31		99	98,853
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31		330	329,139
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31		438	436,222
			4,430,164
Environmental, Maintenance & Security Service — 0.2%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(f)		86	86,048
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28		159	160,273
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28		423	422,077
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		333	329,337
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30		86	85,886
Madison IAQ LLC
2025 Term Loan B, 03/28/32(f)(o)		217	214,830
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		445	438,974
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28		124	71,081
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28		81	81,169
Reworld Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		37	36,566
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		2	2,013
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28		6	6,252
			1,934,506
Financial Services — 0.0%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		103	102,550
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28		75	75,201
			177,751
Food Products — 0.2%
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.32%, 04/06/28		113	112,882
Security		Par (000)	Value
Food Products (continued)
Aramark Services, Inc. (continued)
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30	USD	265	$ 264,949
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		681	680,661
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31		606	601,509
H-Food Holdings LLC(f)(o)
2018 Term Loan B, 05/23/25		18	17,605
2024 DIP Term Loan, 09/23/25		4	3,643
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		73	73,231
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31		165	164,983
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/28		82	82,676
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32		311	309,594
			2,311,733
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		606	600,095
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27		22	22,180
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		110	109,838
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		315	313,240
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28		1,076	1,073,961
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		289	287,468
			1,806,687
Health Care Providers & Services — 0.2%
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(f)		50	49,750
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28		308	307,547
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.61% PIK), 9.00%, 11/30/28(j)		135	105,560
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 08/31/28		57	57,466
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 07/01/30		22	20,121
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	USD	57	$ 56,817
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28		100	63,963
Opal Bidco SAS, 1st Lien, Term Loan B, 03/31/32(f)(o)		250	248,750
Phoenix Newco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28		348	346,735
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.40%, 11/18/27		38	37,646
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		152	145,298
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30		175	174,646
			1,614,299
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30		79	78,658
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30		294	291,073
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.94%, 03/11/30		26	25,728
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 03/11/30		30	29,445
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30		149	148,634
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 08/08/27		86	85,899
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 10/18/28		85	84,814
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		216	212,917
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 12/01/28(f)		56	47,694
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29		629	618,526
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29		434	433,670
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		330	329,842
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27		234	232,595
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/05/29	USD	56	$ 55,597
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		28	26,942
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		16	15,371
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.42%, 06/30/28		7	6,535
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		128	124,674
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		39	37,927
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31		342	339,415
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28		412	409,979
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30		158	157,506
			3,714,783
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		287	283,940
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		354	337,149
Somnigroup International, Inc., 2024 Term Loan B, (3- mo. SOFR + 2.50%), 6.81%, 10/24/31		75	74,703
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		240	196,527
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		30	30,666
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		217	209,204
			1,132,189
Household Products — 0.0%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		37	37,023
Insurance — 0.6%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		1,034	1,027,196
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32		453	448,884
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31		306	302,636
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31		258	254,452

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31	USD	433	$ 433,811
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26		218	217,584
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		175	165,251
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29		44	40,652
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28		74	72,878
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/26/31		236	235,341
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 06/20/30		643	639,635
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31		218	216,780
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 03/15/30		142	139,918
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31		271	269,833
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31		507	504,758
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		345	342,316
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		56	56,703
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		260	256,962
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		427	422,693
			6,048,283
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28		138	130,702
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		94	85,566
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		324	323,190
			539,458
Internet Software & Services — 0.2%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.80%, 11/08/32		175	174,129
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/12/29		443	440,713
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31		208	206,316
Security		Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC (continued)
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29	USD	213	$ 212,165
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28		431	429,082
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(f)		549	545,685
			2,008,090
IT Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		222	214,621
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		595	587,562
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		80	79,364
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/22/32		365	363,405
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28		54	48,994
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.55%, 07/27/28		70	35,129
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28		21	21,393
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%), 5.79%, 07/27/28(d)(n)		121	32,855
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		361	343,393
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29		57	42,724
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28		257	228,621
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 08/31/28		263	260,576
			2,258,637
Machinery — 0.3%
Arcline FM Holdings LLC
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 06/23/28		294	292,593
2025 Term Loan, 06/24/30(o)		130	129,155
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.81%, 03/15/30		68	67,441
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(f)		55	54,886
Generac Power Systems, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31		40	39,800
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.30%, 12/21/29		145	147,706
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		550	547,132
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Madison Safety & Flow LLC, 1st Lien, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31	USD	87	$ 86,446
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29		267	266,156
TK Elevator U.S. Newco, Inc.
2025 USD Term Loan B, 04/30/30(o)		345	343,830
USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30		530	528,539
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		361	359,717
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		210	207,890
			3,071,291
Media — 0.2%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30		154	153,753
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31		150	149,177
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		285	267,460
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27		45	44,735
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		45	43,128
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28		123	122,698
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.32%, 08/19/26(j)		115	106,672
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		370	316,116
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		225	220,320
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		126	122,664
			1,546,723
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/13/29		31	31,428
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32		56	55,773
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32		347	346,566
			433,767
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30		45	44,930
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28		47	46,732
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28	USD	393	$ 387,608
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30		34	33,662
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30		113	112,718
M6 ETX Holdings II Midco LLC
2025 Term Loan B, 04/01/32(o)		84	83,738
Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		25	25,309
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28(f)		38	32,373
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31		82	81,861
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(f)		23	22,828
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		359	357,823
			1,229,582
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 09/07/27		282	281,135
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28		155	153,166
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		296	292,384
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		106	104,700
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		166	163,700
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28		161	157,832
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29		102	98,101
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31		148	147,302
			1,117,185
Pharmaceuticals — 0.2%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(o)		260	249,600
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28		120	121,747
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		150	149,281
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		198	197,840
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		265	248,392

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/05/28	USD	278	$ 278,024
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.69%, 10/27/28		126	125,902
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(f)		119	117,628
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29		81	80,772
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		14	14,156
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31		60	59,734
			1,643,076
Real Estate Management & Development — 0.0%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.94%, 06/04/29		90	86,719
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		261	256,043
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30		72	71,785
			414,547
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29		94	94,048
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		216	215,168
			309,216
Software — 1.1%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31		487	486,853
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		764	753,107
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31		109	108,789
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29		141	122,063
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31		173	172,320
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		369	362,144
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		134	133,466
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 01/23/32		440	438,691
Security		Par (000)	Value
Software (continued)
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	USD	449	$ 384,601
Clearwater Analytics LLC, 2025 Term Loan B, 02/07/32(f)(o)		41	40,795
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29		627	620,562
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		369	365,189
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		88	83,637
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28		259	255,402
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31		357	348,681
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/01/31(f)		340	337,856
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31		101	96,592
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		650	647,861
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29		387	386,430
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		71	71,946
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31		431	429,722
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28		60	59,485
Gen Digital, Inc., 2025 Term Loan B, 02/13/32(o)		72	71,226
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32		647	639,538
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28		300	299,303
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		323	319,284
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/17/32		46	44,689
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31		75	72,265
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		36	35,301
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		198	195,509
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31		130	129,768
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		349	333,645
Project Alpha Intermediate Holding, Inc.(o)
2024 1st Lien Term Loan B, 10/28/30		45	44,644
2024 Add-on Term Loan B, 10/28/30		35	34,898
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.30%, 07/16/31	USD	218	$ 216,232
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(f)		253	250,717
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		259	255,345
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28		85	84,123
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31		476	475,127
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31		605	603,389
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 04/12/31		392	391,569
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29		84	83,424
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31		301	300,209
			11,586,397
Specialty Retail — 0.0%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31		130	128,620
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28		113	110,995
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 10/20/28		43	41,506
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28		89	84,922
			366,043
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		502	298,603
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		77	46,041
			344,644
Textiles, Apparel & Luxury Goods — 0.0%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28		187	184,325
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32		150	148,188
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(f)		64	64,135
			396,648
Security		Par (000)	Value
Trading Companies & Distributors — 0.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	USD	204	$ 203,905
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		471	469,411
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		92	91,611
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/02/31(f)		181	179,956
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.07%, 06/04/31		326	322,536
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27		180	150,253
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		212	208,232
			1,625,904
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26		120	119,113
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		52	20,510
			139,623
Wireless Telecommunication Services — 0.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28		286	255,572
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28		63	58,422
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.75%, 09/01/28		95	82,336
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30		48	43,488
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		57	53,494
			493,312
Total Floating Rate Loan Interests — 7.7% (Cost: $81,520,811)			79,987,078
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	4,952,475
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(i)		200	193,075
Export-Import Bank of China, 3.38%, 03/14/27(i)		200	196,942
			390,017
Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44		4,000	3,004,000

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(i)	USD	200	$ 144,600
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(i)		200	194,684
Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32		250	242,031
4.85%, 01/11/33		200	195,875
5.25%, 01/17/42(i)		200	191,500
4.75%, 07/18/47(i)		200	176,500
3.70%, 10/30/49		200	146,200
3.50%, 02/14/50(h)		200	141,500
Perusahaan Penerbit SBSN Indonesia III(i)
1.50%, 06/09/26		200	193,055
4.40%, 06/06/27		200	199,325
			1,485,986
Mexico — 0.4%
Mexico Government International Bond, 4.75%, 03/08/44		5,800	4,514,430
Pakistan — 0.1%
Pakistan Government International Bond(i)
6.00%, 04/08/26		450	426,600
7.38%, 04/08/31		200	169,600
			596,200
Philippines — 0.0%
Philippines Government International Bond
3.70%, 03/01/41		300	241,350
2.65%, 12/10/45		200	127,800
			369,150
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29(i)		200	201,540
Saudi Arabia — 0.0%
Saudi Government International Bond(i)
4.00%, 04/17/25		200	199,740
4.50%, 10/26/46		200	163,800
			363,540
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	190,572
Korea Development Bank, 4.38%, 02/15/33		200	193,806
Korea Expressway Corp., 1.13%, 05/17/26(i)		200	192,834
			577,212
United Arab Emirates — 0.1%
RAK Capital, 5.00%, 03/12/35(i)		250	252,423
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(i)		250	257,734
			510,157
Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50(h)		3,500	3,242,750
Total Foreign Agency Obligations — 2.0% (Cost: $24,310,227)			20,546,741

Security	Shares	Value
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	1,014	$ 11,602
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	170,000	3,519,000
Total Investment Companies — 0.3% (Cost: $3,575,663)		3,530,602

		Par (000)
Municipal Bonds
New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	9,980	10,596,096
Total Municipal Bonds — 1.0% (Cost: $9,814,232)			10,596,096
Preferred Securities
Capital Trusts — 10.9%
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(k)		2,565	2,446,651
Banks — 4.8%
Barclays PLC(a)(k)
4.38%		1,630	1,468,707
9.63%		3,340	3,663,482
Citigroup, Inc.(a)(k)
Series BB, 7.20%		6,750	6,887,585
Series EE, 6.75%		3,200	3,164,243
HDFC Bank Ltd., 3.70%(a)(i)(k)		200	192,250
Industrial & Commercial Bank of China Ltd., 3.20%(a)(i)(k)		300	292,989
JPMorgan Chase & Co., 8.75%, 09/01/30(h)		2,000	2,356,834
Kasikornbank PCL/Hong Kong, 4.00%(a)(i)(k)		300	288,375
Lloyds Banking Group PLC, 7.50%(a)(k)		8,285	8,313,103
Macquarie Bank Ltd., 6.13%(a)(b)(k)		1,885	1,894,985
Mitsubishi UFJ Financial Group, Inc., 8.20%(a)(k)		425	462,835
NatWest Group PLC(a)(k)
8.13%		5,275	5,538,107
8.00%		970	975,164
Nordea Bank Abp, 6.63%(a)(b)(k)		5,540	5,556,869
PNC Financial Services Group, Inc.(a)(k)
Series V, 6.20%(h)		5,529	5,605,837
Series W, 6.25%		1,250	1,256,400
Rizal Commercial Banking Corp., 6.50%(a)(i)(k)		700	699,344
Standard Chartered PLC(a)(i)(k)
7.63%		200	201,500
7.88%		400	411,196
Sumitomo Mitsui Financial Group, Inc., 6.45%(a)(k)		300	293,948
			49,523,753
Capital Markets(a)(k) — 1.9%
Goldman Sachs Group, Inc., 6.85%(h)		9,240	9,355,472
UBS Group AG(b)
7.75%		4,845	5,040,980
Series NC10, 9.25%		4,807	5,485,758
			19,882,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 0.8%
PPL Capital Funding, Inc., Series A, 7.23%, 03/30/67(a)	USD	8,300	$ 8,313,687
Energy Equipment & Services — 0.4%
Venture Global LNG, Inc., 9.00%(a)(b)(k)		4,420	4,194,531
Financial Services(a)(i)(k) — 0.0%
NWD Finance BVI Ltd., 4.13%		209	87,602
Royal Capital BV, 5.00%		200	198,750
			286,352
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(k)		1,349	1,365,995
Insurance — 1.8%
ACE Capital Trust II, 9.70%, 04/01/30(h)		7,000	8,331,334
Dai-ichi Life Insurance Co. Ltd., 6.20%(a)(i)(k)		200	201,000
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,791,200
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(i)		200	202,312
MetLife, Inc., 6.40%, 12/15/66(h)		5,000	5,071,285
			18,597,131
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54(a)		1,810	1,902,410
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 7.36%, 06/01/67(a)		2,500	2,491,496
Passenger Airlines(a)(i)(k) — 0.0%
Airport Authority
2.10%		200	194,788
2.40%		200	187,474
			382,262
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	4,887,023
			114,273,501

	Shares
Preferred Stocks — 0.6%(d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(j)	22	5,098
Interactive Media & Services — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,111,907)(e)(f)	28,400	6,143,488
IT Services — 0.0%
Veritas Kapital Assurance PLC
Series G	311	7,139
Series G-1	214	4,929
		12,068
		6,160,654
Total Preferred Securities — 11.5% (Cost: $115,003,826)		120,434,155
Security	Shares	Value
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	321	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 150.0% (Cost: $1,580,437,841)		1,566,327,332
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(p)(q)	8,438,230	8,438,230
Total Short-Term Securities — 0.8% (Cost: $8,438,230)		8,438,230
Options Purchased — 0.0% (Cost: $1,488,890)		245,919
Total Investments Before Options Written — 150.8% (Cost: $1,590,364,961)		1,575,011,481
Options Written — (0.0)% (Premiums Received: $(829,772))		(140,525)
Total Investments, Net of Options Written — 150.8% (Cost: $1,589,535,189)		1,574,870,956
Liabilities in Excess of Other Assets — (50.8)%		(530,716,475)
Net Assets — 100.0%		$ 1,044,154,481

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,222,509, representing 0.6% of its net assets as of period end, and an original cost of $3,193,356.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Rounds to less than 1,000.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 6,317,936	$ 2,120,294 (a)	$ —	$ —	$ —	$ 8,438,230	8,438,230	$ 66,643	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	4.25%(b)	08/05/24	Open	$ 157,000	$ 162,249	Corporate Bonds	Open/Demand
Morgan Stanley & Co. International PLC	4.15 (b)	12/11/24	Open	866,370	878,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.45 (b)	12/11/24	Open	4,548,187	4,614,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	4,787,500	4,857,617	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	11,337,500	11,503,547	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	12,975,000	13,165,030	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	227,596	229,344	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	69,086	69,617	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	156,884	158,089	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	3,012,450	3,035,746	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	01/27/25	Open	679,848	685,166	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	306,730	309,140	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	1,249,600	1,259,419	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	1,386,087	1,396,979	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	563,425	567,852	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	1,098,625	1,107,258	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	333,328	335,947	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	304,932	307,355	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	730,551	736,357	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	185,535	187,009	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	431,550	434,979	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	170,000	171,351	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	151,386	152,589	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	125,400	126,397	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	720,951	726,680	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	218,550	220,287	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	507,450	511,483	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	777,026	783,201	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	353,855	356,673	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	159,903	161,176	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	179,296	180,724	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	739,350	745,239	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	514,058	518,152	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	531,764	535,999	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	231,188	233,029	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	225,968	227,767	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	140,933	142,055	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	138,131	139,231	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	618,120	623,043	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	1,163,250	1,172,515	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	577,409	582,008	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	971,250	978,985	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	166,073	167,395	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	460,281	463,947	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	517,409	521,530	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	408,125	411,376	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	193,050	194,588	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Goldman Sachs & Co. LLC	4.35%(b)	02/11/25	Open	$ 481,439	$ 484,289	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	1,275,003	1,282,552	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	796,250	801,073	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	1,910,000	1,921,569	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	02/18/25	Open	1,526,750	1,534,676	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	02/20/25	Open	2,461,286	2,473,182	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	1,457,211	1,464,335	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	331,988	333,611	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	93,088	93,543	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	02/20/25	Open	155,800	156,565	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	201,083	202,075	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	375,000	376,854	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	200,925	201,918	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	849,385	853,585	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	4,800,000	4,823,733	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	540,330	543,002	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	334,768	336,426	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	284,816	286,228	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	489,525	491,951	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	02/20/25	Open	1,011,150	1,016,172	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	02/20/25	Open	871,991	876,322	Corporate Bonds	Open/Demand
BNP Paribas SA	4.48 (b)	02/20/25	Open	721,586	725,178	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	957,860	962,639	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	412,973	415,033	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	552,598	555,354	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	321,300	322,903	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	278,066	279,454	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	361,848	363,653	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	268,448	269,787	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	8,653,050	8,696,219	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	4,080,375	4,100,732	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	198,223	199,211	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,424,470	1,431,577	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,539,880	1,547,562	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	545,400	548,121	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	944,707	949,421	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	127,268	127,902	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,028,705	1,033,837	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	02/20/25	Open	2,397,500	2,409,488	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	02/20/25	Open	4,693,750	4,717,219	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/25/25	Open	422,280	424,123	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.48 (b)	02/25/25	Open	5,864,687	5,890,231	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	11,200,000	11,248,891	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,050,000	4,067,679	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,790,250	1,798,065	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,905,455	2,918,138	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,282,604	3,296,933	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,875,000	1,883,185	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,168,281	3,182,112	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,432,867	1,439,122	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,736,719	4,757,396	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	10,709,462	10,756,212	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,535,781	4,555,581	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	5,033,135	5,055,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	436,000	437,903	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,455,000	4,474,447	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	549,080	551,477	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	577,500	580,021	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,722,875	2,734,761	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	617,050	619,744	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	5,862,881	5,888,474	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,030,387	3,043,616	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.49%(b)	02/25/25	Open	$ 2,921,344	$ 2,934,096	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,052,175	3,065,499	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	859,962	863,716	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,835,594	3,852,337	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,327,500	2,337,660	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,158,625	1,163,683	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,023,125	3,036,322	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,093,125	3,106,627	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,467,156	3,482,291	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,863,734	1,871,870	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,705,000	3,721,173	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,458,750	2,469,483	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,834,425	4,855,529	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,254,531	1,260,008	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	6,967,475	6,997,890	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,559,220	1,566,026	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,349,600	2,359,857	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,929,644	4,951,163	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,400,726	2,411,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,055,000	3,068,336	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	8,041,250	8,076,352	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,406,594	1,412,734	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,559,925	4,579,830	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	4,492,125	4,511,734	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	14,431,781	14,494,780	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	6,917,550	6,947,747	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	786,406	789,839	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	9,112,162	9,151,940	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	590,550	593,128	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	575,021	577,531	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,619,375	2,630,809	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	3,887,306	3,904,275	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	2,171,550	2,181,029	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	1,247,456	1,252,902	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	906,547	910,505	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	876,150	879,975	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	653,370	656,222	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	625,395	628,125	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	829,876	833,499	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	5,475,000	5,498,900	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	5,672,450	5,697,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	03/13/25	Open	2,490,880	2,496,796	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.15	03/14/25	04/11/25	723,450	724,951	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	03/14/25	04/11/25	432,900	433,798	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	03/14/25	04/11/25	236,910	237,408	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	03/14/25	04/11/25	144,383	144,689	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	03/14/25	04/11/25	498,075	499,133	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	03/14/25	04/11/25	346,145	346,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	850,000	851,849	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	904,241	906,207	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	338,750	339,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	10,656,250	10,679,427	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	4,024,095	4,032,847	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	2,291,250	2,296,233	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	741,735	743,348	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	990,855	993,010	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	3,131,094	3,137,904	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	1,620,236	1,623,801	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	1,139,200	1,141,706	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	807,021	808,797	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	4,971,039	4,981,976	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	572,624	573,884	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.40%	03/14/25	04/11/25	$ 1,368,276	$ 1,371,286	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	176,400	176,788	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	182,210	182,611	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	1,591,214	1,594,714	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	1,483,729	1,486,993	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	605,000	606,331	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	166,500	166,866	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	1,214,672	1,217,345	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	436,390	437,361	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	627,000	628,395	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	499,235	500,346	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	207,930	208,393	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,462,925	1,466,180	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,885,000	1,889,194	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	325,193	325,916	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	502,075	503,192	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	3,937,500	3,946,261	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	436,476	437,447	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	79,669	79,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	188,790	189,210	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	726,756	728,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	5,092,500	5,103,831	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,645,875	1,649,537	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	2,246,250	2,251,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,585,430	1,588,958	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	6,263,210	6,277,146	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	5,107,310	5,118,674	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	7,265,625	7,281,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,283,100	1,285,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	2,311,549	2,316,692	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	260,618	261,197	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,367,316	1,370,359	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,053,750	1,056,095	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	88,028	88,223	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48	03/14/25	04/11/25	4,906,250	4,917,240	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.48	03/14/25	04/11/25	2,778,750	2,784,974	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.49	03/14/25	04/11/25	5,382,675	5,394,759	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	2,732,195	2,738,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	5,222,164	5,233,914	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	5,811,806	5,824,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	4,695,000	4,705,564	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	4,742,400	4,753,070	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	4,494,000	4,504,112	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	6,769,125	6,784,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	4,218,600	4,228,092	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	10,079,031	10,101,709	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	4.48 (b)	03/14/25	Open	613,238	614,611	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.15 (b)	03/14/25	Open	400,908	401,739	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.25	03/18/25	04/22/25	3,487,500	3,493,264	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	03/18/25	04/22/25	692,933	694,091	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	03/18/25	04/22/25	176,875	177,178	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.49 (b)	03/19/25	Open	127,406	127,613	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	1,701,900	1,704,666	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	03/20/25	Open	2,072,720	2,075,829	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	03/20/25	Open	18,330,300	18,357,795	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/21/25	05/09/25	326,022	326,321	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.00	03/21/25	05/09/25	147,779	147,914	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.25	03/21/25	05/09/25	226,281	226,506	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.75	03/21/25	05/09/25	125,745	125,890	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.00	03/21/25	05/09/25	159,455	159,650	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.37	03/21/25	05/09/25	3,458,850	3,463,469	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	4,462,500	4,468,568	Corporate Bonds	31 - 90 Days

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	4.45%	03/21/25	05/09/25	$ 2,600,031	$ 2,603,567	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	3,138,525	3,142,831	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	7,560,000	7,570,372	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	3,089,506	3,093,745	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	3,101,587	3,105,843	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	1,969,369	1,972,071	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	12,210,000	12,226,751	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	2,037,500	2,040,295	Corporate Bonds	31 - 90 Days
				$ 546,209,159	$ 548,522,893

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	594	06/18/25	$ 66,185	$ 999,772
2-Year U.S. Treasury Note	517	06/30/25	107,144	566,688
5-Year U.S. Treasury Note	731	06/30/25	79,148	702,345
				2,268,805
Short Contracts
10-Year U.S. Ultra Long Treasury Note	676	06/18/25	77,349	(1,241,399)
U.S. Long Bond	780	06/18/25	91,821	(1,814,834)
Ultra U.S. Treasury Bond	214	06/18/25	26,302	(394,504)
				(3,450,737)
				$ (1,181,932)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,180,595	EUR	1,985,000	Deutsche Bank AG	06/18/25	$ 24,941
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.00	USD	1,347,916	$ 245,919
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.50	USD	1,347,916	$ (140,525)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	54,450	$ (3,282,191)	$ (325,440)	$ (2,956,751)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	49,800	$ 2,741,332	$ 3,031,923	$ (290,591)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 153,832,547	$ —	$ 153,832,547
Common Stocks	—	79,218	232,920	312,138
Corporate Bonds	—	1,176,631,989	—	1,176,631,989
Fixed Rate Loan Interests	—	144,020	311,966	455,986
Floating Rate Loan Interests	—	76,788,484	3,198,594	79,987,078
Foreign Agency Obligations	—	20,546,741	—	20,546,741
Investment Companies
Equity Funds	—	11,602	—	11,602
Fixed Income Funds	3,519,000	—	—	3,519,000
Municipal Bonds	—	10,596,096	—	10,596,096
Preferred Securities
Capital Trusts	—	114,273,501	—	114,273,501
Preferred Stocks	—	17,166	6,143,488	6,160,654
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	8,438,230	—	—	8,438,230

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts	$ 245,919	$ —	$ —	$ 245,919
Unfunded Floating Rate Loan Interests(a)	—	1,727	—	1,727
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(184)	—	(184)
	$12,203,149	$1,552,922,907	$9,886,968	$1,575,013,024
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 24,941	$ —	$ 24,941
Interest Rate Contracts	2,268,805	—	—	2,268,805
Liabilities
Credit Contracts	—	(3,247,342)	—	(3,247,342)
Interest Rate Contracts	(3,591,262)	—	—	(3,591,262)
	$(1,322,457)	$(3,222,401)	$—	$(4,544,858)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $548,522,893 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Schedule of Investments